JPMorgan Short Duration Core Plus Fund
Schedule of Portfolio Investments as of May 31, 2025
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2025.

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — 37.1%
Aerospace & Defense — 0.1%
ATI, Inc. 5.88%, 12/1/2027	807	807
Bombardier, Inc. (Canada) 6.00%, 2/15/2028 (a)	1,390	1,389
ICITII 6.00%, 1/31/2033 ‡ (a)	282	226
Spirit AeroSystems, Inc. 9.38%, 11/30/2029 (a)	329	350
TransDigm, Inc.
6.38%, 3/1/2029 (a)	814	827
6.63%, 3/1/2032 (a)	348	356
		3,955
Automobile Components — 0.2%
Allison Transmission, Inc. 5.88%, 6/1/2029 (a)	855	858
American Axle & Manufacturing, Inc. 6.50%, 4/1/2027	935	931
Clarios Global LP
6.25%, 5/15/2026 (a)	544	544
6.75%, 5/15/2028 (a)	695	708
Dana, Inc.
5.63%, 6/15/2028	425	423
4.50%, 2/15/2032	265	248
Goodyear Tire & Rubber Co. (The)
5.00%, 7/15/2029	145	139
5.25%, 7/15/2031	1,050	980
Icahn Enterprises LP 5.25%, 5/15/2027	1,230	1,170
ZF North America Capital, Inc. (Germany) 6.88%, 4/14/2028 (a)	870	862
		6,863
Automobiles — 0.6%
BMW US Capital LLC (Germany) 4.65%, 8/13/2029 (a)	7,035	7,000
Hyundai Capital America
3.00%, 2/10/2027 (a)	4,606	4,470
5.30%, 6/24/2029 (a)	3,440	3,473
5.30%, 1/8/2030 (a)	9,850	9,963
		24,906
Banks — 18.2%
ABN AMRO Bank NV (Netherlands) 4.75%, 7/28/2025 (a)	16,158	16,147
AIB Group plc (Ireland)
(SOFR + 2.33%), 6.61%, 9/13/2029 (a) (b)	16,690	17,555
(SOFR + 1.65%), 5.32%, 5/15/2031 (a) (b)	4,240	4,277
Banco Bilbao Vizcaya Argentaria SA (Spain) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 5.86%, 9/14/2026 (b)	17,400	17,438
Banco Continental SAECA (Paraguay) 2.75%, 12/10/2025 (a)	3,600	3,549
Banco Santander SA (Spain)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.72%, 9/14/2027 (b)	16,000	15,380
6.61%, 11/7/2028	4,600	4,885
Bank of America Corp.
(SOFR + 1.29%), 5.08%, 1/20/2027 (b)	11,420	11,444
(SOFR + 0.96%), 1.73%, 7/22/2027 (b)	11,829	11,442
(SOFR + 1.99%), 6.20%, 11/10/2028 (b)	9,600	9,939
(SOFR + 1.57%), 5.82%, 9/15/2029 (b)	9,680	10,029

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
Series FIX, (SOFR + 1.00%), 5.16%, 1/24/2031 (b)	7,000	7,104
Bank of Ireland Group plc (Ireland) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.03%, 9/30/2027 (a) (b)	18,735	18,056
Bank of Montreal (Canada) (SOFR + 1.25%), 4.64%, 9/10/2030 (b)	6,355	6,350
Bank of Nova Scotia (The) (Canada) (SOFR + 1.00%), 4.40%, 9/8/2028 (b)	8,645	8,614
Barclays plc (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.05%), 2.28%, 11/24/2027 (b)	20,445	19,729
BNP Paribas SA (France)
(SOFR + 1.00%), 1.32%, 1/13/2027 (a) (b)	4,862	4,761
(SOFR + 1.28%), 5.28%, 11/19/2030 (a) (b)	10,065	10,162
(SOFR + 1.68%), 5.09%, 5/9/2031 (a) (b)	7,750	7,755
BPCE SA (France)
(SOFR + 1.52%), 1.65%, 10/6/2026 (a) (b)	26,976	26,656
(SOFR + 2.10%), 5.98%, 1/18/2027 (a) (b)	3,080	3,099
(SOFR + 1.58%), 5.39%, 5/28/2031 (a) (b)	6,125	6,177
Caixa Economica Federal (Brazil) 5.63%, 5/13/2030 (a)	1,200	1,192
CaixaBank SA (Spain)
(SOFR + 2.08%), 6.68%, 9/13/2027 (a) (b)	15,990	16,359
(SOFRINDX + 1.78%), 5.67%, 3/15/2030 (a) (b)	5,719	5,874
Canadian Imperial Bank of Commerce (Canada) 5.26%, 4/8/2029	12,645	12,938
Citigroup, Inc.
(SOFR + 1.55%), 5.61%, 9/29/2026 (b)	25,390	25,448
(SOFR + 0.77%), 1.12%, 1/28/2027 (b)	8,730	8,522
(SOFR + 1.36%), 5.17%, 2/13/2030 (b)	7,775	7,875
(SOFR + 1.34%), 4.54%, 9/19/2030 (b)	19,165	18,929
(SOFR + 1.46%), 4.95%, 5/7/2031 (b)	7,920	7,915
Cooperatieve Rabobank UA (Netherlands)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.75%), 4.66%, 8/22/2028 (a) (b)	10,450	10,449
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.40%), 5.56%, 2/28/2029 (a) (b)	7,230	7,403
Credit Agricole SA (France)
(SOFR + 1.68%), 1.91%, 6/16/2026 (a) (b)	19,033	19,011
(SOFR + 1.46%), 5.22%, 5/27/2031 (a) (b)	6,455	6,512
Danske Bank A/S (Denmark)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.18%), 6.26%, 9/22/2026 (a) (b)	6,860	6,886
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.40%), 5.71%, 3/1/2030 (a) (b)	3,170	3,266
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 4.61%, 10/2/2030 (a) (b)	4,615	4,565
DNB Bank ASA (Norway) (SOFRINDX + 1.95%), 5.90%, 10/9/2026 (a) (b)	11,650	11,695
Federation des Caisses Desjardins du Quebec (Canada) 5.70%, 3/14/2028 (a)	8,075	8,320
HSBC Holdings plc (United Kingdom)
(3-MONTH CME TERM SOFR + 1.61%), 4.29%, 9/12/2026 (b)	13,295	13,269
(SOFR + 1.46%), 5.55%, 3/4/2030 (b)	9,570	9,787
(SOFR + 1.29%), 5.29%, 11/19/2030 (b)	5,895	5,954
(SOFR + 1.29%), 5.13%, 3/3/2031 (b)	3,655	3,664
(SOFR + 1.57%), 5.24%, 5/13/2031 (b)	10,640	10,688
ING Groep NV (Netherlands)
(SOFR + 1.01%), 1.73%, 4/1/2027 (b)	6,355	6,203
(SOFRINDX + 1.23%), 5.07%, 3/25/2031 (b)	7,860	7,904

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
KBC Group NV (Belgium) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10%), 5.80%, 1/19/2029 (a) (b)	13,760	14,135
Lloyds Banking Group plc (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.70%), 5.87%, 3/6/2029 (b)	20,510	21,111
Mitsubishi UFJ Financial Group, Inc. (Japan)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.75%), 1.54%, 7/20/2027 (b)	11,845	11,439
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.90%), 5.35%, 9/13/2028 (b)	11,000	11,191
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.17%), 5.16%, 4/24/2031 (b)	1,575	1,597
Mizuho Financial Group, Inc. (Japan)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.67%), 1.23%, 5/22/2027 (b)	14,165	13,709
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.82%), 5.10%, 5/13/2031 (b)	9,660	9,762
National Bank of Canada (Canada) 4.50%, 10/10/2029	9,500	9,407
NatWest Group plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.64%, 6/14/2027 (b)	9,818	9,513
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.22%), 4.96%, 8/15/2030 (b)	8,025	8,040
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.05%), 5.11%, 5/23/2031 (b)	5,135	5,155
NatWest Markets plc (United Kingdom) 5.41%, 5/17/2029 (a)	7,125	7,306
Santander UK Group Holdings plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.25%), 1.53%, 8/21/2026 (b)	7,000	6,948
(SOFR + 2.75%), 6.83%, 11/21/2026 (b)	9,665	9,753
(SOFRINDX + 1.52%), 5.69%, 4/15/2031 (b)	9,325	9,537
Societe Generale SA (France)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 1.79%, 6/9/2027 (a) (b)	15,685	15,193
(SOFR + 1.65%), 5.51%, 5/22/2031 (a) (b)	10,990	11,071
Standard Chartered plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.05%), 5.55%, 1/21/2029 (a) (b)	5,470	5,551
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.15%), 5.01%, 10/15/2030 (a) (b)	4,950	4,946
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.35%), 5.24%, 5/13/2031 (a) (b)	6,770	6,781
Sumitomo Mitsui Financial Group, Inc. (Japan) 5.52%, 1/13/2028	12,115	12,436
Svenska Handelsbanken AB (Sweden) 5.50%, 6/15/2028 (a)	10,000	10,278
Swedbank AB (Sweden) 5.08%, 5/21/2030 (a)	6,900	6,958
Toronto-Dominion Bank (The) (Canada) 5.52%, 7/17/2028	9,975	10,276
Wells Fargo & Co.
(SOFR + 1.51%), 3.53%, 3/24/2028 (b)	12,760	12,515
(SOFR + 1.74%), 5.57%, 7/25/2029 (b)	14,415	14,788
(SOFR + 1.79%), 6.30%, 10/23/2029 (b)	5,640	5,919
(SOFR + 1.11%), 5.24%, 1/24/2031 (b)	3,290	3,339
(SOFR + 1.50%), 5.15%, 4/23/2031 (b)	6,685	6,765
		756,595
Beverages — 0.2%
Constellation Brands, Inc. 4.80%, 5/1/2030	9,105	9,096
Biotechnology — 0.2%
Biogen, Inc. 5.05%, 1/15/2031	7,425	7,462
Grifols SA (Spain) 4.75%, 10/15/2028 (a)	1,150	1,094
		8,556

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Broadline Retail — 0.0% ^
Shutterfly Finance LLC
8.50% (Blend (Cash 4.25% + PIK 4.25%)), 10/1/2027 (a) (c)	771	663
9.75%, 10/1/2027 (a)	88	88
Wayfair LLC 7.25%, 10/31/2029 (a)	860	837
		1,588
Building Products — 0.1%
Griffon Corp. 5.75%, 3/1/2028	827	822
JELD-WEN, Inc. 4.88%, 12/15/2027 (a)	855	746
Miter Brands Acquisition Holdco, Inc. 6.75%, 4/1/2032 (a)	680	685
Smyrna Ready Mix Concrete LLC
6.00%, 11/1/2028 (a)	615	606
8.88%, 11/15/2031 (a)	250	257
Standard Industries, Inc. 4.75%, 1/15/2028 (a)	1,048	1,029
		4,145
Capital Markets — 4.9%
Coinbase Global, Inc. 3.38%, 10/1/2028 (a)	650	605
Deutsche Bank AG (Germany)
(SOFR + 1.87%), 2.13%, 11/24/2026 (b)	3,335	3,288
(SOFR + 1.22%), 2.31%, 11/16/2027 (b)	1,915	1,843
(SOFR + 2.51%), 6.82%, 11/20/2029 (b)	8,360	8,846
(SOFR + 1.72%), 5.30%, 5/9/2031 (b)	9,095	9,108
Goldman Sachs Group, Inc. (The)
(SOFR + 0.91%), 1.95%, 10/21/2027 (b)	12,799	12,328
(SOFR + 1.11%), 2.64%, 2/24/2028 (b)	29,050	28,064
(SOFR + 1.21%), 5.05%, 7/23/2030 (b)	6,375	6,429
(SOFR + 1.14%), 4.69%, 10/23/2030 (b)	4,000	3,986
(SOFR + 1.58%), 5.22%, 4/23/2031 (b)	3,855	3,911
Macquarie Group Ltd. (Australia)
(SOFR + 2.21%), 5.11%, 8/9/2026 (a) (b)	10,000	10,004
(SOFR + 1.07%), 1.34%, 1/12/2027 (a) (b)	5,680	5,565
(SOFR + 0.91%), 1.63%, 9/23/2027 (a) (b)	10,310	9,906
Morgan Stanley
(SOFR + 0.72%), 0.99%, 12/10/2026 (b)	7,750	7,595
(SOFR + 0.86%), 1.51%, 7/20/2027 (b)	18,405	17,758
(SOFR + 2.24%), 6.30%, 10/18/2028 (b)	9,600	9,957
(SOFR + 1.73%), 5.12%, 2/1/2029 (b)	8,665	8,769
(SOFR + 1.38%), 4.99%, 4/12/2029 (b)	5,730	5,784
(SOFR + 1.22%), 5.04%, 7/19/2030 (b)	5,825	5,883
Nomura Holdings, Inc. (Japan) 1.65%, 7/14/2026	17,065	16,491
UBS AG (Switzerland) 7.50%, 2/15/2028	18,000	19,345
UBS Group AG (Switzerland)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.08%), 1.36%, 1/30/2027 (a) (b)	2,865	2,801
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.05%), 4.70%, 8/5/2027 (a) (b)	7,500	7,494
		205,760
Chemicals — 0.2%
Braskem Netherlands Finance BV (Brazil) 4.50%, 1/31/2030 (d)	3,250	2,678

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Chemicals — continued
Chemours Co. (The) 5.75%, 11/15/2028 (a)	1,106	990
Element Solutions, Inc. 3.88%, 9/1/2028 (a)	1,000	960
INEOS Finance plc (Luxembourg) 7.50%, 4/15/2029 (a)	1,075	1,056
NOVA Chemicals Corp. (Canada)
5.25%, 6/1/2027 (a)	998	997
9.00%, 2/15/2030 (a)	405	436
OCP SA (Morocco) 6.70%, 3/1/2036 (a)	340	334
Scotts Miracle-Gro Co. (The) 4.50%, 10/15/2029	1,236	1,175
WR Grace Holdings LLC
4.88%, 6/15/2027 (a)	824	813
5.63%, 8/15/2029 (a)	497	438
		9,877
Commercial Services & Supplies — 0.6%
ACCO Brands Corp. 4.25%, 3/15/2029 (a)	1,040	919
Allied Universal Holdco LLC 4.63%, 6/1/2028 (a)	600	573
Aramark Services, Inc. 5.00%, 2/1/2028 (a)	470	465
Clarivate Science Holdings Corp. 3.88%, 7/1/2028 (a)	610	581
Element Fleet Management Corp. (Canada) 3.85%, 6/15/2025 (a)	14,380	14,371
Garda World Security Corp. (Canada) 4.63%, 2/15/2027 (a)	975	962
GFL Environmental, Inc. 4.00%, 8/1/2028 (a)	1,802	1,732
Madison IAQ LLC 4.13%, 6/30/2028 (a)	1,439	1,385
Prime Security Services Borrower LLC 5.75%, 4/15/2026 (a)	1,233	1,236
Williams Scotsman, Inc. 6.63%, 6/15/2029 (a)	800	816
		23,040
Communications Equipment — 0.0% ^
CommScope LLC
8.25%, 3/1/2027 (a)	905	903
4.75%, 9/1/2029 (a)	386	369
		1,272
Construction & Engineering — 0.1%
Dycom Industries, Inc. 4.50%, 4/15/2029 (a)	615	592
Global Infrastructure Solutions, Inc. 5.63%, 6/1/2029 (a)	1,330	1,298
Kingston Airport Revenue Finance Ltd. (Jamaica) 6.75%, 12/15/2036 (a)	1,318	1,302
Weekley Homes LLC 4.88%, 9/15/2028 (a)	850	817
		4,009
Consumer Finance — 1.4%
AerCap Ireland Capital DAC (Ireland) 6.45%, 4/15/2027	10,625	10,934
Ally Financial, Inc. 5.75%, 11/20/2025	525	526
American Express Co. (SOFR + 1.44%), 5.02%, 4/25/2031 (b)	7,270	7,353
Avolon Holdings Funding Ltd. (Ireland)
5.50%, 1/15/2026 (a)	5,000	5,001
5.75%, 3/1/2029 (a)	11,575	11,785
Capital One Financial Corp. (SOFR + 2.08%), 5.47%, 2/1/2029 (b)	19,895	20,248

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Consumer Finance — continued
OneMain Finance Corp.
7.13%, 3/15/2026	823	834
6.63%, 5/15/2029	1,195	1,208
		57,889
Consumer Staples Distribution & Retail — 0.1%
Albertsons Cos., Inc.
4.63%, 1/15/2027 (a)	2,696	2,670
3.50%, 3/15/2029 (a)	258	242
Performance Food Group, Inc. 5.50%, 10/15/2027 (a)	755	752
Rite Aid Corp.
8.00%, 10/18/2024 ‡	287	— (e)
8.00%, 11/15/2026 ‡ (f)	1,022	—
(3-MONTH CME TERM SOFR + 7.00%), 11.32%, 8/30/2031 ‡ (a) (b) (f)	107	— (e)
Series A, 15.00%, 8/30/2031 ‡ (f)	309	— (e)
Series B, 15.00%, 8/30/2031 ‡ (f)	146	— (e)
Walgreens Boots Alliance, Inc. 3.45%, 6/1/2026	950	929
		4,593
Containers & Packaging — 0.4%
Amcor Flexibles North America, Inc. 5.10%, 3/17/2030 (a)	7,850	7,901
Ardagh Packaging Finance plc
4.13%, 8/15/2026 (a)	810	736
5.25%, 8/15/2027 (a)	940	428
Graphic Packaging International LLC
1.51%, 4/15/2026 (a)	2,925	2,831
6.38%, 7/15/2032 (a)	555	556
Mauser Packaging Solutions Holding Co. 7.88%, 4/15/2027 (a)	1,235	1,247
Owens-Brockway Glass Container, Inc. 6.63%, 5/13/2027 (a)	1,150	1,151
		14,850
Diversified Consumer Services — 0.0% ^
Service Corp. International 3.38%, 8/15/2030	705	639
Diversified Telecommunication Services — 0.4%
Altice Financing SA (Luxembourg) 5.00%, 1/15/2028 (a)	900	705
Altice France SA (France) 5.50%, 10/15/2029 (a)	1,197	1,017
CCO Holdings LLC
5.13%, 5/1/2027 (a)	750	742
4.75%, 3/1/2030 (a)	3,000	2,864
4.25%, 2/1/2031 (a)	5,846	5,354
4.75%, 2/1/2032 (a)	615	569
4.50%, 6/1/2033 (a)	554	493
Fibercop SpA (Italy) Series 2033, 6.38%, 11/15/2033 (a)	607	586
Frontier Communications Holdings LLC 5.88%, 10/15/2027 (a)	584	586
Intelsat Jackson Holdings SA (Luxembourg) 6.50%, 3/15/2030 (a)	1,233	1,212

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Diversified Telecommunication Services — continued
Lumen Technologies, Inc.
4.13%, 4/15/2029 (a)	690	670
4.13%, 4/15/2030 (a)	1,234	1,199
		15,997
Electric Utilities — 0.9%
Enel Finance International NV (Italy) 5.13%, 6/26/2029 (a)	7,480	7,573
EnfraGen Energia Sur SA (Colombia) 5.38%, 12/30/2030 (d)	2,200	1,902
Fells Point Funding Trust 3.05%, 1/31/2027 (a)	13,680	13,304
FirstEnergy Transmission LLC 4.55%, 1/15/2030	3,035	3,007
Instituto Costarricense de Electricidad (Costa Rica) 6.75%, 10/7/2031 (a)	1,350	1,370
Jersey Central Power & Light Co. 4.30%, 1/15/2026 (a)	230	229
NRG Energy, Inc.
5.75%, 1/15/2028	1,400	1,405
5.25%, 6/15/2029 (a)	1,185	1,171
PG&E Corp. 5.00%, 7/1/2028	1,249	1,219
Trans-Allegheny Interstate Line Co. 5.00%, 1/15/2031 (a)	2,510	2,529
Vistra Operations Co. LLC
5.63%, 2/15/2027 (a)	1,200	1,199
4.38%, 5/1/2029 (a)	367	355
7.75%, 10/15/2031 (a)	1,235	1,310
		36,573
Electronic Equipment, Instruments & Components — 0.0% ^
Coherent Corp. 5.00%, 12/15/2029 (a)	600	581
Energy Equipment & Services — 0.1%
Archrock Partners LP 6.88%, 4/1/2027 (a)	288	288
Noble Finance II LLC 8.00%, 4/15/2030 (a)	510	508
Precision Drilling Corp. (Canada) 7.13%, 1/15/2026 (a)	192	192
Transocean Titan Financing Ltd. 8.38%, 2/1/2028 (a)	656	666
Transocean, Inc. 8.75%, 2/15/2030 (a)	149	151
USA Compression Partners LP 6.88%, 9/1/2027	460	460
		2,265
Entertainment — 0.1%
Cinemark USA, Inc. 5.25%, 7/15/2028 (a)	710	701
Live Nation Entertainment, Inc. 4.75%, 10/15/2027 (a)	1,785	1,757
		2,458
Financial Services — 0.7%
Block, Inc.
3.50%, 6/1/2031	404	365
6.50%, 5/15/2032	425	435
Boost Newco Borrower LLC 7.50%, 1/15/2031 (a)	980	1,037
CFIN 2022-RTL1 Issuer LLC
Class AShares, 0.00%, 8/17/2027 ‡	735	735
Class BShares, 0.00%, 8/17/2027 ‡	930	930
Nationstar Mortgage Holdings, Inc. 6.00%, 1/15/2027 (a)	1,070	1,070

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Financial Services — continued
Nationwide Building Society (United Kingdom)
(SOFR + 1.91%), 6.56%, 10/18/2027 (a) (b)	13,625	13,951
5.13%, 7/29/2029 (a)	7,650	7,772
NCR Atleos Corp. 9.50%, 4/1/2029 (a)	403	440
Rocket Mortgage LLC
2.88%, 10/15/2026 (a)	912	883
3.63%, 3/1/2029 (a)	591	552
STReAM 2008 BV (Netherlands) 0.00%, 2/15/2030 ‡	505	505
Street Capital Group, Inc. (Canada) 0.00%, 2/15/2030 ‡	505	505
		29,180
Food Products — 0.5%
Post Holdings, Inc. 4.63%, 4/15/2030 (a)	999	945
Viterra Finance BV (Netherlands)
2.00%, 4/21/2026 (a)	14,555	14,177
4.90%, 4/21/2027 (a)	3,820	3,819
		18,941
Ground Transportation — 0.1%
Avis Budget Car Rental LLC 5.75%, 7/15/2027 (a)	1,325	1,307
EquipmentShare.com, Inc. 9.00%, 5/15/2028 (a)	650	675
Hertz Corp. (The) 4.63%, 12/1/2026 (a)	1,945	1,718
XPO, Inc.
6.25%, 6/1/2028 (a)	325	328
7.13%, 6/1/2031 (a)	630	652
		4,680
Health Care Equipment & Supplies — 0.3%
Medline Borrower LP
3.88%, 4/1/2029 (a)	1,161	1,094
6.25%, 4/1/2029 (a)	340	346
5.25%, 10/1/2029 (a)	852	832
Zimmer Biomet Holdings, Inc. 5.05%, 2/19/2030	8,500	8,626
		10,898
Health Care Providers & Services — 0.8%
Acadia Healthcare Co., Inc.
5.50%, 7/1/2028 (a)	886	873
5.00%, 4/15/2029 (a)	100	96
Cencora, Inc. 4.85%, 12/15/2029	7,050	7,104
Community Health Systems, Inc.
5.63%, 3/15/2027 (a)	1,198	1,181
6.00%, 1/15/2029 (a)	1,114	1,070
DaVita, Inc. 4.63%, 6/1/2030 (a)	1,240	1,159
Encompass Health Corp. 4.75%, 2/1/2030	1,080	1,053
HCA, Inc.
5.20%, 6/1/2028	10,840	10,995
5.25%, 3/1/2030	6,535	6,633

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Health Care Providers & Services — continued
Tenet Healthcare Corp.
6.25%, 2/1/2027	1,371	1,372
4.63%, 6/15/2028	455	446
4.25%, 6/1/2029	923	886
6.13%, 6/15/2030	1,210	1,222
		34,090
Hotel & Resort REITs — 0.0% ^
RHP Hotel Properties LP 4.75%, 10/15/2027	1,464	1,447
Hotels, Restaurants & Leisure — 0.5%
1011778 BC ULC (Canada) 3.88%, 1/15/2028 (a)	369	357
Boyne USA, Inc. 4.75%, 5/15/2029 (a)	843	810
Caesars Entertainment, Inc.
4.63%, 10/15/2029 (a)	1,455	1,359
6.50%, 2/15/2032 (a)	561	566
Carnival Corp.
4.00%, 8/1/2028 (a)	1,083	1,046
6.00%, 5/1/2029 (a)	1,119	1,122
Darden Restaurants, Inc. 4.55%, 10/15/2029	4,550	4,509
Hilton Domestic Operating Co., Inc.
3.75%, 5/1/2029 (a)	1,030	973
4.00%, 5/1/2031 (a)	1,226	1,134
5.88%, 3/15/2033 (a)	345	347
Marriott Ownership Resorts, Inc.
4.75%, 1/15/2028	390	378
4.50%, 6/15/2029 (a)	250	235
MGM Resorts International 6.13%, 9/15/2029	1,565	1,572
Royal Caribbean Cruises Ltd.
5.63%, 9/30/2031 (a)	200	198
6.25%, 3/15/2032 (a)	465	471
6.00%, 2/1/2033 (a)	1,205	1,209
Six Flags Entertainment Corp.
5.50%, 4/15/2027 (a)	806	804
5.25%, 7/15/2029	840	816
Station Casinos LLC 4.50%, 2/15/2028 (a)	1,290	1,251
VOC Escrow Ltd. 5.00%, 2/15/2028 (a)	630	621
Wynn Resorts Finance LLC 5.13%, 10/1/2029 (a)	1,900	1,853
		21,631
Household Durables — 0.2%
Lennar Corp. 5.20%, 7/30/2030	7,985	8,060
Newell Brands, Inc. 6.38%, 9/15/2027	940	942
Somnigroup International, Inc. 4.00%, 4/15/2029 (a)	1,142	1,075
		10,077
Household Products — 0.1%
Central Garden & Pet Co. 5.13%, 2/1/2028	1,010	1,010

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Household Products — continued
Energizer Holdings, Inc.
4.75%, 6/15/2028 (a)	860	829
4.38%, 3/31/2029 (a)	294	276
		2,115
Independent Power and Renewable Electricity Producers — 0.2%
Calpine Corp. 4.50%, 2/15/2028 (a)	580	569
Constellation Energy Generation LLC 5.60%, 3/1/2028	6,570	6,774
Saavi Energia Sarl (Mexico) 8.88%, 2/10/2035 (a)	1,080	1,099
Termocandelaria Power SA (Colombia) 7.75%, 9/17/2031 (a)	1,730	1,721
		10,163
Industrial REITs — 0.2%
Prologis LP 4.75%, 1/15/2031	6,220	6,239
Insurance — 0.6%
Alliant Holdings Intermediate LLC 6.75%, 4/15/2028 (a)	840	852
Athene Global Funding 1.45%, 1/8/2026 (a)	6,929	6,794
CNO Global Funding 4.95%, 9/9/2029 (a)	8,500	8,492
F&G Global Funding 5.88%, 6/10/2027 (a)	9,710	9,899
HUB International Ltd. 7.25%, 6/15/2030 (a)	910	948
		26,985
IT Services — 0.1%
Arches Buyer, Inc. 4.25%, 6/1/2028 (a)	505	476
Identity Digital Ltd. (Ireland) 6.79%, 3/20/2065 ‡	4,000	4,000
		4,476
Leisure Products — 0.0% ^
Amer Sports Co. (Finland) 6.75%, 2/16/2031 (a)	545	563
Machinery — 0.1%
Chart Industries, Inc. 7.50%, 1/1/2030 (a)	1,045	1,091
Hillenbrand, Inc. 6.25%, 2/15/2029	940	943
Trinity Industries, Inc. 7.75%, 7/15/2028 (a)	950	987
		3,021
Media — 0.8%
Charter Communications Operating LLC 6.15%, 11/10/2026	9,150	9,312
Clear Channel Outdoor Holdings, Inc.
5.13%, 8/15/2027 (a)	2,540	2,485
7.75%, 4/15/2028 (a)	322	294
CSC Holdings LLC 6.50%, 2/1/2029 (a)	1,780	1,420
Directv Financing LLC 5.88%, 8/15/2027 (a)	721	710
DISH DBS Corp.
7.75%, 7/1/2026	950	817
5.25%, 12/1/2026 (a)	2,380	2,197
5.75%, 12/1/2028 (a)	1,045	884
Gray Media, Inc.
10.50%, 7/15/2029 (a)	305	324
5.38%, 11/15/2031 (a)	1,068	763

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Media — continued
iHeartCommunications, Inc.
9.13%, 5/1/2029 (a)	1,249	1,034
10.88%, 5/1/2030 (a)	296	145
7.75%, 8/15/2030 (a)	383	295
News Corp. 3.88%, 5/15/2029 (a)	428	406
Nexstar Media, Inc. 4.75%, 11/1/2028 (a)	1,705	1,640
Outfront Media Capital LLC 4.25%, 1/15/2029 (a)	1,060	1,002
Scripps Escrow II, Inc. 5.38%, 1/15/2031 (a)	565	388
Scripps Escrow, Inc. 5.88%, 7/15/2027 (a)	455	386
Sinclair Television Group, Inc. 5.13%, 2/15/2027 (a)	785	738
Sirius XM Radio LLC 4.00%, 7/15/2028 (a)	3,583	3,400
Stagwell Global LLC 5.63%, 8/15/2029 (a)	1,238	1,164
TEGNA, Inc.
4.63%, 3/15/2028	162	157
5.00%, 9/15/2029	676	644
Univision Communications, Inc. 7.38%, 6/30/2030 (a)	1,365	1,276
		31,881
Metals & Mining — 0.2%
Carpenter Technology Corp. 6.38%, 7/15/2028	540	542
Cleveland-Cliffs, Inc. 5.88%, 6/1/2027	995	980
Compass Minerals International, Inc. 6.75%, 12/1/2027 (a)	870	870
CSN Inova Ventures (Brazil) 6.75%, 1/28/2028 (d)	3,150	2,978
Novelis Corp. 4.75%, 1/30/2030 (a)	1,005	956
		6,326
Mortgage Real Estate Investment Trusts (REITs) — 0.2%
Arbor Realty SR, Inc. Series QIB, 9.00%, 10/15/2027 (a)	5,000	4,814
ReadyCap Holdings LLC Series QIB, 9.38%, 3/1/2028 (a)	4,000	3,996
Starwood Property Trust, Inc. 7.25%, 4/1/2029 (a)	1,095	1,138
		9,948
Multi-Utilities — 0.1%
Puget Energy, Inc. 2.38%, 6/15/2028	4,515	4,236
Oil, Gas & Consumable Fuels — 1.6%
Antero Midstream Partners LP 5.38%, 6/15/2029 (a)	572	566
Antero Resources Corp. 7.63%, 2/1/2029 (a)	675	691
Ascent Resources Utica Holdings LLC 8.25%, 12/31/2028 (a)	990	1,005
Blue Racer Midstream LLC 7.00%, 7/15/2029 (a)	680	703
Buckeye Partners LP 6.88%, 7/1/2029 (a)	480	494
California Resources Corp. 7.13%, 2/1/2026 (a)	131	131
Chord Energy Corp. 6.75%, 3/15/2033 (a)	370	367
Civitas Resources, Inc.
8.38%, 7/1/2028 (a)	869	876
8.75%, 7/1/2031 (a)	348	340
Comstock Resources, Inc. 6.75%, 3/1/2029 (a)	961	947
Crescent Energy Finance LLC 9.25%, 2/15/2028 (a)	860	888
DT Midstream, Inc. 4.13%, 6/15/2029 (a)	1,471	1,401

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
Ecopetrol SA (Colombia) 8.63%, 1/19/2029	820	860
Encino Acquisition Partners Holdings LLC 8.50%, 5/1/2028 (a)	810	831
Energy Transfer LP 5.25%, 7/1/2029	4,040	4,106
Expand Energy Corp. 6.75%, 4/15/2029 (a)	1,579	1,598
FS Luxembourg Sarl (Brazil) 8.88%, 2/12/2031 (a)	523	528
Genesis Energy LP 7.75%, 2/1/2028	1,215	1,226
Gray Oak Pipeline LLC 2.60%, 10/15/2025 (a)	14,782	14,597
Greenko Dutch BV (India) 3.85%, 3/29/2026 (a)	1,487	1,456
Gulfport Energy Operating Corp. 6.75%, 9/1/2029 (a)	710	720
Hess Midstream Operations LP 5.88%, 3/1/2028 (a)	985	995
Hilcorp Energy I LP 5.75%, 2/1/2029 (a)	885	845
Kinder Morgan, Inc. 5.15%, 6/1/2030	3,000	3,028
Matador Resources Co. 6.50%, 4/15/2032 (a)	845	827
MEG Energy Corp. (Canada) 5.88%, 2/1/2029 (a)	1,130	1,124
NGL Energy Operating LLC
8.13%, 2/15/2029 (a)	252	246
8.38%, 2/15/2032 (a)	252	238
NuStar Logistics LP
5.63%, 4/28/2027	1,010	1,013
6.38%, 10/1/2030	172	175
Permian Resources Operating LLC
8.00%, 4/15/2027 (a)	685	697
5.88%, 7/1/2029 (a)	965	953
Peru LNG Srl (Peru) 5.38%, 3/22/2030 (d)	1,917	1,768
Petroleos Mexicanos (Mexico)
4.50%, 1/23/2026	2,800	2,742
6.88%, 8/4/2026	3,950	3,914
6.84%, 1/23/2030	1,650	1,543
6.70%, 2/16/2032	3,300	2,947
Range Resources Corp. 4.75%, 2/15/2030 (a)	680	654
SM Energy Co. 6.63%, 1/15/2027	675	676
Sunoco LP 4.50%, 5/15/2029	1,249	1,197
Tallgrass Energy Partners LP 6.00%, 12/31/2030 (a)	1,170	1,121
Venture Global Calcasieu Pass LLC 3.88%, 8/15/2029 (a)	1,310	1,217
Venture Global LNG, Inc.
8.13%, 6/1/2028 (a)	986	1,009
9.50%, 2/1/2029 (a)	1,675	1,791
Vital Energy, Inc. 7.75%, 7/31/2029 (a)	880	741
		65,792
Passenger Airlines — 0.1%
American Airlines, Inc.
5.50%, 4/20/2026 (a)	975	973
5.75%, 4/20/2029 (a)	1,050	1,031
JetBlue Airways Corp. 9.88%, 9/20/2031 (a)	585	579
United Airlines, Inc.
4.38%, 4/15/2026 (a)	776	767

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Passenger Airlines — continued
4.63%, 4/15/2029 (a)	635	603
VistaJet Malta Finance plc (Switzerland) 9.50%, 6/1/2028 (a)	720	709
		4,662
Personal Care Products — 0.0% ^
Edgewell Personal Care Co. 5.50%, 6/1/2028 (a)	1,082	1,064
Pharmaceuticals — 0.1%
Bausch Health Cos., Inc.
5.00%, 1/30/2028 (a)	944	748
4.88%, 6/1/2028 (a)	2,253	1,839
Organon & Co.
4.13%, 4/30/2028 (a)	425	399
5.13%, 4/30/2031 (a)	537	451
		3,437
Real Estate Management & Development — 0.0% ^
Anywhere Real Estate Group LLC 5.75%, 1/15/2029 (a)	905	742
Residential REITs — 0.2%
American Homes 4 Rent LP 4.95%, 6/15/2030	7,910	7,904
Semiconductors & Semiconductor Equipment — 0.1%
Amkor Technology, Inc. 6.63%, 9/15/2027 (a)	690	693
ams-OSRAM AG (Austria) 12.25%, 3/30/2029 (a)	1,100	1,147
Entegris, Inc. 4.38%, 4/15/2028 (a)	490	473
		2,313
Software — 0.0% ^
Elastic NV 4.13%, 7/15/2029 (a)	605	567
NCR Voyix Corp. 5.13%, 4/15/2029 (a)	482	470
RingCentral, Inc. 8.50%, 8/15/2030 (a)	385	407
		1,444
Specialized REITs — 0.0% ^
Iron Mountain, Inc. 4.88%, 9/15/2027 (a)	689	681
Specialty Retail — 0.1%
Asbury Automotive Group, Inc. 4.50%, 3/1/2028	480	468
Bath & Body Works, Inc.
5.25%, 2/1/2028	430	430
7.50%, 6/15/2029	895	917
Escrow Rite Aid 0.00%, 12/31/2049 ‡	100	— (e)
Gap, Inc. (The) 3.63%, 10/1/2029 (a)	1,010	922
Group 1 Automotive, Inc. 4.00%, 8/15/2028 (a)	496	475
Lithia Motors, Inc.
4.63%, 12/15/2027 (a)	274	270
3.88%, 6/1/2029 (a)	500	471
PetSmart, Inc. 4.75%, 2/15/2028 (a)	1,131	1,092

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Specialty Retail — continued
Staples, Inc.
10.75%, 9/1/2029 (a)	355	321
12.75%, 1/15/2030 (a)	429	276
		5,642
Technology Hardware, Storage & Peripherals — 0.1%
Seagate HDD Cayman
8.25%, 12/15/2029	304	324
4.13%, 1/15/2031	1,060	983
8.50%, 7/15/2031	76	81
Xerox Holdings Corp. 5.00%, 8/15/2025 (a)	779	775
		2,163
Tobacco — 0.2%
Japan Tobacco, Inc. (Japan) 5.25%, 6/15/2030 (a)	9,945	10,149
Trading Companies & Distributors — 0.1%
H&E Equipment Services, Inc. 3.88%, 12/15/2028 (a)	620	625
Herc Holdings, Inc. 5.50%, 7/15/2027 (a)	795	789
Imola Merger Corp. 4.75%, 5/15/2029 (a)	860	824
United Rentals North America, Inc.
4.88%, 1/15/2028	614	607
5.25%, 1/15/2030	500	497
3.75%, 1/15/2032	1,000	898
		4,240
Wireless Telecommunication Services — 0.0% ^
Connect Finco SARL (United Kingdom) 9.00%, 9/15/2029 (a)	665	634
Hughes Satellite Systems Corp. 6.63%, 8/1/2026	1,181	828
		1,462
Total Corporate Bonds (Cost $1,549,480)		1,544,099
Asset-Backed Securities — 20.3%
Accelerated LLC Series 2021-1H, Class B, 1.90%, 10/20/2040 (a)	1,197	1,108
American Credit Acceptance Receivables Trust
Series 2023-1, Class D, 6.35%, 4/12/2029 (a)	2,000	2,020
Series 2024-2, Class C, 6.24%, 4/12/2030 (a)	5,091	5,152
Series 2025-2, Class D, 5.50%, 7/14/2031 (a)	5,500	5,515
Series 2024-4, Class D, 5.34%, 8/12/2031 (a)	5,345	5,336
Series 2025-1, Class D, 5.54%, 8/12/2031 (a)	2,593	2,600
AMSR Trust
Series 2021-SFR1, Class C, 2.35%, 6/17/2038 (a)	581	537
Series 2021-SFR3, Class E1, 2.33%, 10/17/2038 (a)	2,700	2,568
Series 2021-SFR3, Class E2, 2.43%, 10/17/2038 (a)	5,500	5,238
Series 2021-SFR4, Class E1, 2.97%, 12/17/2038 (a)	1,821	1,749
Series 2022-SFR3, Class F, 4.00%, 10/17/2039 (a)	6,300	5,917
Series 2023-SFR2, Class B, 3.95%, 6/17/2040 (a)	1,500	1,450
Series 2025-SFR1, Class D, 3.66%, 6/17/2042 (a)	2,000	1,807
Amur Equipment Finance Receivables LLC Series 2022-1A, Class D, 2.91%, 8/21/2028 (a)	3,210	3,189

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Aqua Finance Issuer Trust Series 2025-A, Class A, 5.25%, 12/19/2050 (a)	8,314	8,293
Aqua Finance Trust
Series 2020-AA, Class A, 1.90%, 7/17/2046 (a)	385	358
Series 2021-A, Class B, 2.40%, 7/17/2046 (a)	2,187	1,976
Ares CLO Ltd. (Cayman Islands) Series 2015-4A, Class A3RR, 5.66%, 10/15/2030 (a) (g)	8,645	8,634
Atlas Senior Loan Fund (Cayman Islands) Series 2019-13A, Class A1NR, 5.61%, 4/22/2031 (a) (g)	1,480	1,481
Avis Budget Rental Car Funding AESOP LLC
Series 2020-1A, Class C, 3.02%, 8/20/2026 (a)	898	894
Series 2023-2A, Class C, 6.18%, 10/20/2027 (a)	1,700	1,709
Series 2023-6A, Class C, 7.03%, 12/20/2029 (a)	3,350	3,470
Series 2024-1A, Class B, 5.85%, 6/20/2030 (a)	2,000	2,048
Series 2024-1A, Class C, 6.48%, 6/20/2030 (a)	5,000	5,100
Series 2024-3A, Class C, 6.11%, 12/20/2030 (a)	1,190	1,194
Bain Capital Credit CLO (Cayman Islands) Series 2019-2A, Class BR3, 5.73%, 10/17/2032 (a) (g)	10,250	10,244
Bayview Opportunity Master Fund Trust Series 2024-SN1, Class D, 6.36%, 7/16/2029 (a)	1,500	1,526
BHG Securitization Trust Series 2021-B, Class B, 1.67%, 10/17/2034 (a)	5,403	5,277
BlueMountain CLO Ltd. (Cayman Islands) Series 2021-32A, Class BR, 5.81%, 10/15/2034 (a) (g)	10,500	10,494
BOF Funding Trust Series 2023-CAR3, Class C, 4.50%, 7/26/2032 (a)	593	588
Bridgecrest Lending Auto Securitization Trust
Series 2024-1, Class C, 5.65%, 4/16/2029	4,000	4,024
Series 2023-1, Class C, 7.10%, 8/15/2029	1,750	1,795
Series 2024-1, Class D, 6.03%, 11/15/2029	3,500	3,537
Series 2025-1, Class D, 5.64%, 11/15/2030	6,375	6,440
Series 2025-2, Class D, 5.62%, 3/17/2031	5,000	5,045
Business Jet Securities LLC
Series 2024-1A, Class B, 6.92%, 5/15/2039 ‡ (a)	3,373	3,444
Series 2024-2A, Class B, 5.75%, 9/15/2039 ‡ (a)	2,658	2,614
BXMT Ltd.
Series 2021-FL4, Class A, 5.49%, 5/15/2038 (a) (g)	1,888	1,872
Series 2021-FL4, Class C, 6.19%, 5/15/2038 (a) (g)	1,750	1,659
CarVal CLO Ltd. (Cayman Islands) Series 2019-1A, Class BR2, 5.82%, 4/20/2032 (a) (g)	6,222	6,228
Carvana Auto Receivables Trust
Series 2023-P2, Class C, 5.84%, 7/10/2029 (a)	4,982	5,103
Series 2023-P3, Class C, 6.09%, 11/13/2029 (a)	2,675	2,775
Series 2024-N1, Class C, 5.80%, 5/10/2030 (a)	2,750	2,790
Series 2024-N2, Class C, 5.82%, 9/10/2030 (a)	3,148	3,204
Cascade MH Asset Trust Series 2019-MH1, Class A, 4.00%, 11/25/2044 (a) (g)	2,698	2,559
CF Hippolyta Issuer LLC Series 2021-1A, Class B1, 1.98%, 3/15/2061 (a)	2,243	2,150
CFMT LLC Series 2024-HB13, Class M1, 3.00%, 5/25/2034 ‡ (a) (g)	826	783
Cherry Securitization Trust Series 2024-1A, Class A, 5.70%, 4/15/2032 (a)	5,384	5,419
CIFC Funding Ltd. (Cayman Islands) Series 2016-1A, Class BR3, 5.72%, 10/21/2031 (a) (g)	10,435	10,406
Columbia Cent CLO Ltd. (Cayman Islands) Series 2021-31A, Class BR, 5.87%, 4/20/2034 (a) (g)	10,250	10,253
Consumer Portfolio Services Auto Trust
Series 2025-A, Class C, 5.25%, 4/15/2031 (a)	3,000	3,007
Series 2025-B, Class C, 5.12%, 7/15/2031 (a)	3,060	3,063
Continental Finance Credit Card ABS Master Trust Series 2021-A, Class A, 2.55%, 12/17/2029 (a)	378	378
CPS Auto Receivables Trust
Series 2021-D, Class D, 2.31%, 12/15/2027 (a)	7,401	7,350

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2022-A, Class D, 2.84%, 4/16/2029 (a)	10,702	10,587
Series 2024-C, Class C, 5.76%, 10/15/2030 (a)	3,584	3,623
Credit Acceptance Auto Loan Trust
Series 2023-2A, Class B, 6.61%, 7/15/2033 (a)	2,250	2,282
Series 2023-1A, Class C, 7.71%, 7/15/2033 (a)	6,500	6,679
Series 2023-3A, Class C, 7.62%, 12/15/2033 (a)	1,050	1,088
Series 2023-5A, Class B, 6.71%, 2/15/2034 (a)	1,334	1,368
Series 2023-5A, Class C, 7.30%, 4/17/2034 (a)	3,150	3,268
Series 2024-1A, Class C, 6.71%, 7/17/2034 (a)	6,450	6,641
Series 2024-2A, Class B, 6.11%, 8/15/2034 (a)	3,250	3,325
Series 2024-2A, Class C, 6.70%, 10/16/2034 (a)	2,000	2,062
Series 2024-3A, Class B, 4.85%, 11/15/2034 (a)	4,550	4,544
Series 2024-3A, Class C, 5.39%, 1/16/2035 (a)	6,000	6,041
Series 2025-1A, Class C, 5.71%, 7/16/2035 (a)	8,142	8,252
Dext ABS LLC Series 2025-1, Class B, 4.98%, 8/15/2035 (a)	7,920	7,918
Diamond Resorts Owner Trust Series 2021-1A, Class C, 2.70%, 11/21/2033 (a)	195	193
Drive Auto Receivables Trust
Series 2024-2, Class C, 4.67%, 5/17/2032	4,775	4,749
Series 2024-2, Class D, 4.94%, 5/17/2032	3,250	3,240
Series 2025-1, Class D, 5.41%, 9/15/2032	4,000	4,002
Driven Brands Funding LLC Series 2021-1A, Class A2, 2.79%, 10/20/2051 (a)	4,977	4,611
Dryden Senior Loan Fund (Cayman Islands) Series 2016-43A, Class B1R3, 5.77%, 4/20/2034 (a) (g)	10,000	10,007
DT Auto Owner Trust
Series 2021-1A, Class D, 1.16%, 11/16/2026 (a)	327	327
Series 2021-2A, Class D, 1.50%, 2/16/2027 (a)	977	973
Series 2021-3A, Class D, 1.31%, 5/17/2027 (a)	11,998	11,790
Series 2021-4A, Class D, 1.99%, 9/15/2027 (a)	7,434	7,312
Series 2023-2A, Class E, 11.06%, 4/15/2030 (a)	2,800	3,015
Series 2023-3A, Class E, 10.21%, 5/15/2030 (a)	2,800	2,987
Elara HGV Timeshare Issuer LLC Series 2021-A, Class B, 1.74%, 8/27/2035 (a)	1,433	1,351
Exeter Automobile Receivables Trust
Series 2020-3A, Class E, 3.44%, 8/17/2026 (a)	1,966	1,964
Series 2021-2A, Class D, 1.40%, 4/15/2027	6,852	6,725
Series 2021-4A, Class D, 1.96%, 1/17/2028	10,039	9,906
Series 2025-3A, Class D, 5.57%, 10/15/2031	4,000	4,026
FHF Issuer Trust Series 2024-3A, Class A2, 5.04%, 11/15/2030 (a)	4,629	4,633
First Investors Auto Owner Trust Series 2023-1A, Class B, 6.55%, 12/17/2029 (a)	3,264	3,343
FirstKey Homes Trust
Series 2021-SFR1, Class F2, 3.45%, 8/17/2038 (a)	4,000	3,868
Series 2021-SFR3, Class E1, 2.99%, 12/17/2038 (a)	6,000	5,738
Series 2022-SFR1, Class F1, PO, 5/19/2039 ‡ (a)	5,000	4,327
Series 2022-SFR1, Class F2, PO, 5/19/2039 ‡ (a)	2,300	1,968
Series 2022-SFR2, Class F1, 4.50%, 7/17/2039 (a)	6,000	5,742
Series 2022-SFR2, Class F2, 4.50%, 7/17/2039 (a)	3,000	2,857
Flagship Credit Auto Trust Series 2021-1, Class D, 1.27%, 3/15/2027 (a)	3,947	3,885
Foundation Finance Trust Series 2021-1A, Class A, 1.27%, 5/15/2041 (a)	5,282	4,939
FRTKL
Series 2021-SFR1, Class D, 2.17%, 9/17/2038 (a)	6,762	6,481

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2021-SFR1, Class E1, 2.37%, 9/17/2038 (a)	3,750	3,577
GLS Auto Receivables Issuer Trust
Series 2021-3A, Class D, 1.48%, 7/15/2027 (a)	6,543	6,445
Series 2025-1A, Class D, 5.61%, 11/15/2030 (a)	2,000	2,024
Series 2025-2A, Class D, 5.59%, 1/15/2031 (a)	5,750	5,790
GLS Auto Select Receivables Trust
Series 2025-1A, Class B, 5.04%, 2/15/2031 (a)	1,000	1,009
Series 2025-1A, Class C, 5.26%, 3/15/2031 (a)	2,470	2,487
Goldman Home Improvement Trust Issuer Trust Series 2021-GRN2, Class A, 1.15%, 6/25/2051 (a)	2,949	2,875
Granite Park Equipment Leasing LLC Series 2023-1A, Class D, 7.00%, 8/22/2033 (a)	1,000	1,034
GreenSky Home Improvement Issuer Trust Series 2024-2, Class A3, 5.15%, 10/27/2059 (a)	1,000	1,007
GS Mortgage-Backed Securities Trust Series 2025-SL1, Class A1, 5.85%, 11/25/2067 (a) (g)	8,894	8,915
Hilton Grand Vacations Trust
Series 2024-2A, Class C, 5.99%, 3/25/2038 (a)	5,506	5,547
Series 2024-3A, Class C, 5.71%, 8/27/2040 (a)	2,851	2,868
HINNT LLC Series 2025-A, Class D, 8.22%, 3/15/2044 (a)	941	935
Home Partners of America Trust
Series 2021-2, Class E1, 2.85%, 12/17/2026 (a)	9,599	9,133
Series 2021-3, Class E1, 3.20%, 1/17/2041 (a)	451	409
KKR Static CLO Ltd. (Cayman Islands) Series 2022-1A, Class BR2, 5.72%, 7/20/2031 (a) (g)	7,098	7,075
LCM Ltd. (Cayman Islands) Series 36A, Class BR, 5.76%, 1/15/2034 (a) (g)	9,396	9,369
Lendbuzz Securitization Trust Series 2022-1A, Class A, 4.22%, 5/17/2027 (a)	447	446
LendingPoint Pass-Through Trust Series 2022-ST1, Class A, 2.50%, 3/15/2028 (a)	138	135
Lendmark Funding Trust
Series 2021-1A, Class B, 2.47%, 11/20/2031 (a)	2,750	2,564
Series 2021-2A, Class A, 2.00%, 4/20/2032 (a)	4,444	4,198
Series 2024-2A, Class C, 5.25%, 2/21/2034 (a)	2,000	1,981
Madison Park Funding Ltd. (Cayman Islands) Series 2021-49A, Class B1R, 5.72%, 10/19/2034 (a) (g)	7,000	6,981
Magnetite Ltd. (Cayman Islands) Series 2020-25A, Class A, 5.74%, 1/25/2032 (a) (g)	1,239	1,240
Mariner Finance issuance Trust
Series 2024-BA, Class B, 5.33%, 11/20/2038 (a)	2,500	2,511
Series 2024-BA, Class C, 5.73%, 11/20/2038 (a)	2,197	2,210
Mariner Finance Issuance Trust Series 2021-AA, Class A, 1.86%, 3/20/2036 (a)	6,885	6,639
Merchants Fleet Funding LLC
Series 2023-1A, Class A, 7.21%, 5/20/2036 (a)	2,440	2,461
Series 2024-1A, Class B, 5.95%, 4/20/2037 (a)	5,250	5,293
Mercury Financial Credit Card Master Trust Series 2024-2A, Class A, 6.56%, 7/20/2029 (a)	7,731	7,795
Morgan Stanley ABS Capital I, Inc. Trust Series 2004-SD1, Class A, 5.24%, 8/25/2034 (g)	89	89
MVW LLC
Series 2024-1A, Class B, 5.51%, 2/20/2043 (a)	1,481	1,485
Series 2024-1A, Class C, 6.20%, 2/20/2043 (a)	1,058	1,067
Neuberger Berman Loan Advisers CLO Ltd. (Cayman Islands)
Series 2022-49A, Class BR, 5.83%, 7/25/2035 (a) (g)	3,366	3,366
Series 2021-42A, Class BR, 5.66%, 7/16/2036 (a) (g)	10,250	10,236
New Residential Mortgage Loan Trust Series 2022-SFR1, Class E1, 3.55%, 2/17/2039 (a)	2,730	2,620
NRM FNT1 Excess LLC Series 2024-FNT1, Class A, 7.40%, 11/25/2031 (a) (h)	4,147	4,192
NRZ Excess Spread-Collateralized Notes Series 2021-GNT1, Class A, 3.47%, 11/25/2026 (a)	2,076	1,998
OCP Aegis CLO Ltd. (Jersey) Series 2024-39A, Class A1, 5.48%, 1/16/2037 (a) (g)	3,500	3,503

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Octane Receivables Trust Series 2023-1A, Class C, 6.37%, 9/20/2029 (a)	1,709	1,730
OnDeck Asset Securitization Trust LLC Series 2023-1A, Class A, 7.00%, 8/19/2030 (a)	3,744	3,776
Oportun Issuance Trust
Series 2021-B, Class A, 1.47%, 5/8/2031 (a)	2,055	2,001
Series 2021-B, Class B, 1.96%, 5/8/2031 (a)	1,067	1,039
Series 2022-A, Class B, 5.25%, 6/9/2031 (a)	1,900	1,899
Series 2021-C, Class A, 2.18%, 10/8/2031 (a)	2,803	2,733
Series 2025-A, Class B, 5.30%, 2/8/2033 (a)	9,700	9,684
Series 2025-A, Class C, 5.89%, 2/8/2033 (a)	3,500	3,493
Pagaya AI Debt Selection Trust Series 2021-HG1, Class A, 1.22%, 1/16/2029 (a)	321	319
Palmer Square Loan Funding Ltd. (Cayman Islands)
Series 2024-3A, Class A2, 5.96%, 8/8/2032 (a) (g)	8,561	8,570
Series 2025-1A, Class A2, 5.52%, 2/15/2033 (a) (g)	10,250	10,178
PEAC Solutions Receivables LLC Series 2025-1A, Class A3, 5.04%, 7/20/2032 (a)	2,250	2,267
PowerPay Issuance Trust Series 2024-1A, Class A, 6.53%, 2/18/2039 (a)	1,136	1,158
PRET LLC Series 2021-RN4, Class A1, 5.49%, 10/25/2051 (a) (g)	3,364	3,360
Progress Residential Trust
Series 2021-SFR6, Class C, 1.86%, 7/17/2038 (a)	6,250	6,054
Series 2021-SFR8, Class E1, 2.38%, 10/17/2038 (a)	6,500	6,275
Series 2022-SFR6, Class C, 5.20%, 7/20/2039 (a)	2,000	2,005
Series 2024-SFR1, Class D, 3.75%, 2/17/2041 (a)	3,375	3,164
Series 2025-SFR2, Class D, 3.56%, 4/17/2042 (a)	3,000	2,718
PRPM LLC Series 2021-4, Class A1, 5.87%, 4/25/2026 (a) (h)	6,994	6,996
Purchasing Power Funding LLC
Series 2024-A, Class B, 6.43%, 8/15/2028 (a)	750	756
Series 2024-A, Class C, 6.80%, 8/15/2028 (a)	2,700	2,725
Purewest ABS Issuer LLC
Series 2025-1, Class A2, 6.53%, 4/5/2040 ‡ (a)	3,995	3,995
Series 2025-1, Class B, 10.28%, 4/5/2040 ‡ (a)	1,989	1,989
Regional Management Issuance Trust Series 2021-1, Class A, 1.68%, 3/17/2031 (a)	444	442
Republic Finance Issuance Trust
Series 2021-A, Class B, 2.80%, 12/22/2031 (a)	1,000	975
Series 2024-B, Class A, 5.42%, 11/20/2037 (a)	5,530	5,581
RR Ltd. (Cayman Islands) Series 2020-12A, Class ABR3, 5.81%, 1/15/2036 (a) (g)	9,345	9,351
Santander Bank Auto Credit-Linked Notes
Series 2024-A, Class C, 5.82%, 6/15/2032 (a)	5,743	5,776
Series 2024-A, Class D, 6.11%, 6/15/2032 (a)	3,064	3,081
Series 2024-B, Class C, 5.14%, 1/18/2033 (a)	3,500	3,491
Series 2024-B, Class D, 5.48%, 1/18/2033 (a)	3,000	2,996
Santander Consumer Auto Receivables Trust Series 2021-AA, Class D, 1.57%, 1/15/2027 (a)	1,500	1,484
Santander Drive Auto Receivables Trust
Series 2022-6, Class D, 5.69%, 2/18/2031	7,000	7,064
Series 2023-5, Class C, 6.43%, 2/18/2031	2,000	2,070
Series 2024-2, Class D, 6.28%, 8/15/2031	5,000	5,133
Series 2024-3, Class D, 5.97%, 10/15/2031	4,000	4,074
Series 2024-4, Class D, 5.32%, 12/15/2031	4,387	4,408
Series 2023-4, Class C, 6.04%, 12/15/2031	8,700	8,904
Series 2024-5, Class D, 5.14%, 2/17/2032	1,916	1,915

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
SBNA Auto Receivables Trust Series 2024-A, Class D, 6.04%, 4/15/2030 (a)	5,525	5,615
SCF Equipment Leasing LLC
Series 2024-1A, Class B, 5.56%, 4/20/2032 (a)	2,167	2,227
Series 2022-2A, Class C, 6.50%, 8/20/2032 (a)	2,250	2,263
Series 2024-1A, Class C, 5.82%, 9/20/2032 (a)	1,774	1,822
SCF Equipment Trust LLC Series 2025-1A, Class D, 5.88%, 11/20/2035 (a)	1,033	1,053
Sierra Timeshare Receivables Funding LLC
Series 2021-1A, Class B, 1.34%, 11/20/2037 (a)	209	205
Series 2021-1A, Class C, 1.79%, 11/20/2037 (a)	186	182
Series 2021-2A, Class A, 1.35%, 9/20/2038 (a)	215	210
Series 2025-1A, Class A, 4.81%, 1/21/2042 (a)	3,988	3,986
Series 2024-1A, Class B, 5.35%, 1/20/2043 (a)	1,483	1,488
Stonepeak ABS Series 2021-1A, 3.82%, 2/28/2033 ‡ (a)	1,703	1,628
Stream Innovations Issuer Trust
Series 2024-1A, Class A, 6.27%, 7/15/2044 (a)	2,829	2,919
Series 2024-2A, Class A, 5.21%, 2/15/2045 (a)	1,786	1,791
Symphony CLO Ltd. (Cayman Islands)
Series 2015-16A, Class B1RR, 5.96%, 10/15/2031 (a) (g)	5,822	5,827
Series 2018-20A, Class BR2, 5.81%, 1/16/2032 (a) (g)	9,350	9,358
Series 2019-21A, Class BR2, 5.61%, 7/15/2032 (a) (g)	13,000	12,924
THL Credit Wind River CLO Ltd. (Cayman Islands) Series 2019-3A, Class BR2, 5.81%, 4/15/2031 (a) (g)	6,667	6,671
Tricon Residential Trust Series 2021-SFR1, Class E1, 2.79%, 7/17/2038 (a)	3,760	3,635
Upstart Pass-Through Trust Series 2021-ST5, Class A, 2.00%, 7/20/2027 (a)	179	177
Upstart Securitization Trust Series 2025-1, Class A, 5.45%, 4/20/2035 (a)	1,000	995
Venture CLO Ltd. (Cayman Islands) Series 2019-36A, Class A1AR, 5.66%, 4/20/2032 (a) (g)	8,213	8,220
Verdant Receivables LLC Series 2024-1A, Class A2, 5.68%, 12/12/2031 (a)	4,690	4,755
Veros Auto Receivables Trust
Series 2024-1, Class A, 6.28%, 11/15/2027 (a)	663	666
Series 2023-1, Class C, 8.32%, 11/15/2028 (a)	7,250	7,444
Series 2025-1, Class B, 5.54%, 7/16/2029 (a)	2,750	2,766
Series 2022-1, Class D, 7.23%, 7/16/2029 (a)	1,000	1,005
VFI ABS LLC Series 2023-1A, Class A, 7.27%, 3/26/2029 (a)	631	635
VOLT C LLC Series 2021-NPL9, Class A1, 5.99%, 5/25/2051 (a) (h)	1,590	1,587
VOLT CI LLC Series 2021-NP10, Class A1, 5.99%, 5/25/2051 (a) (h)	1,396	1,393
VOLT CIII LLC Series 2021-CF1, Class A1, 4.99%, 8/25/2051 (a) (h)	1,853	1,852
VOLT CV LLC Series 2021-CF2, Class A1, 5.49%, 11/27/2051 (a) (h)	4,518	4,503
VOLT CVI LLC Series 2021-NP12, Class A1, 5.73%, 12/26/2051 (a) (h)	2,478	2,468
VOLT XCIII LLC Series 2021-NPL2, Class A1, 5.89%, 2/27/2051 (a) (h)	529	528
VOLT XCIV LLC Series 2021-NPL3, Class A1, 6.24%, 2/27/2051 (a) (h)	834	834
VOLT XCV LLC Series 2021-NPL4, Class A1, 6.24%, 3/27/2051 (a) (h)	1,488	1,486
VOLT XCVI LLC Series 2021-NPL5, Class A1, 6.12%, 3/27/2051 (a) (h)	389	389
VOLT XCVII LLC Series 2021-NPL6, Class A1, 6.24%, 4/25/2051 (a) (h)	986	984
Voya CLO Ltd. (Cayman Islands) Series 2018-1A, Class A2, 5.83%, 4/19/2031 (a) (g)	8,000	8,011
VStrong Auto Receivables Trust Series 2023-A, Class B, 7.11%, 2/15/2030 (a)	2,500	2,552
Westgate Resorts LLC
Series 2024-1A, Class B, 6.56%, 1/20/2038 (a)	2,680	2,707
Series 2024-1A, Class C, 7.06%, 1/20/2038 (a)	2,401	2,425

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Westlake Automobile Receivables Trust
Series 2021-3A, Class D, 2.12%, 1/15/2027 (a)	3,185	3,164
Series 2021-3A, Class E, 3.42%, 4/15/2027 (a)	13,000	12,890
Series 2023-1A, Class D, 6.79%, 11/15/2028 (a)	3,000	3,064
Series 2024-1A, Class D, 6.02%, 10/15/2029 (a)	7,000	7,103
Wingspire Equipment Finance LLC Series 2024-1A, Class C, 5.28%, 9/20/2032 (a)	1,000	1,005
Total Asset-Backed Securities (Cost $846,754)		844,557
Collateralized Mortgage Obligations — 12.4%
Alternative Loan Trust Series 2004-25CB, Class A1, 6.00%, 12/25/2034	114	102
Angel Oak Mortgage Trust
Series 2019-5, Class A3, 2.92%, 10/25/2049 (a) (g)	188	185
Series 2019-5, Class B1, 3.96%, 10/25/2049 (a) (g)	1,060	980
Angel Oak Mortgage Trust I LLC Series 2018-3, Class B1, 5.04%, 9/25/2048 (a) (g)	4,000	3,766
Arroyo Mortgage Trust
Series 2019-1, Class A1, 3.80%, 1/25/2049 (a) (g)	55	53
Series 2019-2, Class A3, 3.80%, 4/25/2049 (a) (g)	126	122
Brean Asset-Backed Securities Trust Series 2025-RM11, Class A1, 4.75%, 5/25/2065 ‡ (a) (g)	3,950	3,794
CAFL Issuer LP Series 2025-RRTL1, Class A1, 5.68%, 5/28/2040 (a) (h)	4,000	4,011
CFMT LLC Series 2024-HB15, Class M1, 4.00%, 8/25/2034 ‡ (a) (g)	2,000	1,929
CHL Mortgage Pass-Through Trust
Series 2005-J2, Class 3A8, 5.50%, 8/25/2035	479	306
Series 2006-HYB2, Class 2A1B, 4.62%, 4/20/2036 (g)	66	59
CIM Trust Series 2019-INV2, Class A11, 5.39%, 5/25/2049 (a) (g)	59	57
Connecticut Avenue Securities Trust Series 2021-R03, Class 1M2, 5.97%, 12/25/2041 (a) (g)	9,450	9,499
CRIBS Mortgage Trust Series 2025-RTL1, Class A1, 5.81%, 5/25/2040 ‡ (a) (h)	2,000	1,994
CSFB Mortgage-Backed Pass-Through Certificates Series 2005-9, Class 1A2, 5.25%, 10/25/2035	677	609
Deutsche Alt-A Securities Mortgage Loan Trust Series 2007-3, Class 2A1, 5.94%, 10/25/2047 (g)	569	435
FHLMC, REMIC
Series 5394, Class AV, 5.50%, 1/25/2035	6,116	6,206
Series 3036, Class NE, 5.00%, 9/15/2035	67	68
Series 5516, Class DV, 6.00%, 12/25/2035	9,519	9,767
Series 3294, Class NE, 5.50%, 3/15/2037	148	154
Series 3878, Class PL, 4.50%, 11/15/2040	7,900	7,893
Series 4012, Class GS, IF, IO, 2.05%, 3/15/2042 (g)	3,724	503
Series 5182, Class D, 2.50%, 11/25/2043	18,073	16,733
Series 4338, Class SA, IF, IO, 1.55%, 5/15/2044 (g)	3,351	370
Series 4477, Class SA, IF, IO, 1.70%, 5/15/2045 (g)	3,305	381
Series 4505, Class SA, IF, IO, 1.70%, 8/15/2045 (g)	2,848	304
Series 4681, Class SD, IF, IO, 1.70%, 5/15/2047 (g)	256	30
Series 5194, Class H, 2.50%, 10/25/2047	32,545	29,127
Series 4925, Class SH, IF, IO, 1.66%, 10/25/2049 (g)	6,124	608
Series 4954, Class SB, IF, IO, 1.61%, 2/25/2050 (g)	6,282	704
Series 5021, Class MI, IO, 3.00%, 10/25/2050	21,287	3,668
Series 4632, Class MA, 4.00%, 8/15/2054	4,352	4,250
Series 4634, Class MD, 5.00%, 11/15/2054	6,603	6,584
Series 5470, Class FG, 5.52%, 11/25/2054 (g)	23,099	22,891
Series 5472, Class FE, 5.67%, 11/25/2054 (g)	25,672	25,584

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 5481, Class FA, 5.72%, 12/25/2054 (g)	20,208	20,189
Series 5481, Class FC, 5.82%, 12/25/2054 (g)	27,955	28,022
Series 4630, Class MA, 4.00%, 1/15/2055	5,524	5,459
Series 4839, Class WS, IF, IO, 1.65%, 8/15/2056 (g)	10,974	1,501
FHLMC, STRIPS
Series 267, Class S5, IF, IO, 1.55%, 8/15/2042 (g)	2,812	282
Series 342, Class S7, IF, IO, 1.66%, 2/15/2045 (g)	1,173	123
FNMA, Connecticut Avenue Securities Series 2021-R02, Class 2M2, 6.32%, 11/25/2041 (a) (g)	6,500	6,536
FNMA, REMIC
Series 2013-55, Class AI, IO, 3.00%, 6/25/2033	659	55
Series 2024-101, Class DV, 5.50%, 12/25/2035	4,858	4,983
Series 2025-4, Class PV, 5.50%, 1/25/2036	5,122	5,275
Series 2025-27, Class BV, 5.50%, 3/25/2036	14,516	14,782
Series 2025-29, Class CV, 5.50%, 4/25/2036	12,210	12,372
Series 2015-85, Class SA, IF, IO, 1.18%, 11/25/2045 (g)	2,777	259
Series 2016-74, Class GS, IF, IO, 1.56%, 10/25/2046 (g)	1,385	176
Series 2017-31, Class SG, IF, IO, 1.66%, 5/25/2047 (g)	6,966	776
Series 2024-27, Class CA, 5.50%, 12/25/2048	3,291	3,304
Series 2019-31, Class S, IF, IO, 1.61%, 7/25/2049 (g)	3,336	352
Series 2024-20, Class MA, 5.00%, 11/25/2049	25,082	25,042
Series 2022-42, Class EA, 3.75%, 6/25/2052	50,558	48,578
Series 2022-43, Class P, 4.00%, 7/25/2052	8,180	7,928
Series 2024-67, Class FA, 5.49%, 9/25/2054 (g)	5,725	5,676
Series 2024-96, Class FA, 5.72%, 12/25/2054 (g)	12,256	12,245
GNMA
Series 2012-39, Class MI, IO, 4.00%, 3/16/2042	226	41
Series 2015-123, Class SE, IF, IO, 1.28%, 9/20/2045 (g)	3,490	331
Series 2016-108, Class SM, IF, IO, 1.66%, 8/20/2046 (g)	620	82
Series 2024-110, Class LC, 3.50%, 4/20/2048	28,367	27,056
Series 2018-139, Class SB, IF, IO, 1.71%, 10/20/2048 (g)	5,053	712
Series 2025-4, Class LA, 3.00%, 7/20/2051	16,842	15,758
Series 2024-184, Class BG, 3.50%, 10/20/2051	6,588	6,277
Series 2025-1, Class GC, 3.50%, 10/20/2051	16,252	15,391
Series 2024-151, Class HB, 4.50%, 10/20/2052	35,348	34,620
Lhome Mortgage Trust Series 2025-RTL2, Class A1, 5.61%, 4/25/2040 (a) (g)	2,500	2,503
LHOME Mortgage Trust
Series 2024-RTL5, Class A1, 5.32%, 9/25/2039 (a) (h)	5,444	5,412
Series 2025-RTL1, Class A1, 5.65%, 1/25/2040 (a) (h)	4,673	4,675
MFA Trust
Series 2024-RTL3, Class A1, 5.91%, 11/25/2039 (a) (h)	3,650	3,655
Series 2024-NPL1, Class A1, 6.33%, 9/25/2054 (h)	4,550	4,553
New Residential Mortgage Loan Trust
Series 2024-RTL1, Class A1, 6.66%, 3/25/2039 (a) (h)	2,355	2,369
Series 2024-RTL2, Class A1, 5.44%, 9/25/2039 (a) (h)	5,250	5,210
Series 2019-NQM5, Class B1, 4.04%, 11/25/2059 (a) (g)	3,041	2,639
NRM FHT1 Excess Owner LLC Series 2025-FHT1, Class A, 6.55%, 3/25/2032 (a) (h)	5,733	5,677
NYMT Loan Trust Series 2021-SP1, Class A1, 4.67%, 8/25/2061 (a) (h)	3,741	3,723
Roc Mortgage Trust Series 2025-RTL1, Class A1, 5.63%, 2/25/2040 (a) (h)	1,135	1,132

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Structured Asset Mortgage Investments II Trust Series 2006-AR6, Class 2A1, 4.82%, 7/25/2046 (g)	854	605
Toorak Mortgage Trust Series 2025-RRTL1, Class A1, 5.52%, 2/25/2040 (a) (h)	5,600	5,572
WaMu Mortgage Pass-Through Certificates Trust Series 2005-AR5, Class A6, 5.41%, 5/25/2035 (g)	46	46
Total Collateralized Mortgage Obligations (Cost $521,003)		515,680
U.S. Treasury Obligations — 9.4%
U.S. Treasury Notes
4.13%, 6/15/2026	3,010	3,009
4.25%, 3/15/2027	440	442
4.50%, 5/15/2027	87,390	88,325
3.25%, 6/30/2027	2,140	2,113
4.38%, 7/15/2027	30,470	30,759
3.75%, 8/15/2027	84,815	84,550
3.38%, 9/15/2027	2,920	2,888
3.88%, 10/15/2027	26,815	26,808
4.13%, 10/31/2027	214	216
4.00%, 12/15/2027	78,625	78,877
3.50%, 1/31/2028	690	684
3.75%, 5/15/2028	72,795	72,579
4.63%, 9/30/2028	1,230	1,258
Total U.S. Treasury Obligations (Cost $390,104)		392,508
Mortgage-Backed Securities — 9.3%
FHLMC
Pool # 841360, ARM, 6.80%, 11/1/2046 (g)	15,605	16,134
Pool # 841368, ARM, 6.77%, 9/1/2047 (g)	4,496	4,625
FHLMC Gold Pools, 15 Year Pool # G18528, 3.50%, 10/1/2029	1,276	1,257
FHLMC Gold Pools, 20 Year Pool # C91649, 3.00%, 4/1/2033	22	21
FHLMC Gold Pools, 30 Year Pool # G61879, 4.50%, 3/1/2047	138	133
FHLMC UMBS, 10 Year
Pool # RD5034, 2.00%, 9/1/2030	15,717	14,989
Pool # RD5053, 2.00%, 3/1/2031	10,701	10,166
FHLMC UMBS, 15 Year
Pool # SB0041, 3.50%, 7/1/2034	1,585	1,551
Pool # SB8184, 4.00%, 10/1/2037	8,406	8,139
FHLMC UMBS, 30 Year
Pool # ZT1703, 4.00%, 1/1/2049	10,205	9,520
Pool # SD8233, 5.00%, 7/1/2052	6,636	6,455
Pool # SD8343, 6.00%, 7/1/2053	41,309	41,783
Pool # SD7572, 6.50%, 5/1/2054	28,894	29,859
Pool # SD6636, 5.50%, 10/1/2054	16,326	16,271
FNMA UMBS, 15 Year
Pool # BM4202, 3.50%, 12/1/2029	1,934	1,904
Pool # AL9552, 3.50%, 8/1/2031	150	147
Pool # AS9697, 3.50%, 5/1/2032	59	58
Pool # FM1156, 2.50%, 4/1/2033	4,370	4,193
Pool # FS2930, 4.00%, 9/1/2037	8,741	8,469

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # MA5558, 5.00%, 12/1/2039	16,672	16,682
FNMA UMBS, 20 Year
Pool # MA1446, 3.50%, 5/1/2033	105	102
Pool # MA1527, 3.00%, 8/1/2033	67	65
Pool # MA1921, 3.50%, 6/1/2034	3,712	3,613
Pool # FM3933, 3.00%, 6/1/2037	17,462	16,501
Pool # CA1791, 3.50%, 2/1/2038	6,687	6,456
Pool # FM3075, 3.50%, 11/1/2039	20,661	19,640
Pool # CA8310, 2.50%, 12/1/2040	11,544	10,351
FNMA UMBS, 30 Year
Pool # FM2972, 4.00%, 12/1/2044	23,035	21,861
Pool # AL7453, 4.00%, 2/1/2045	2,957	2,821
Pool # FS2237, 4.00%, 10/1/2046	23,556	22,332
Pool # FS1847, 4.00%, 1/1/2049	7,090	6,617
Pool # FS0085, 4.00%, 11/1/2050	12,128	11,309
Pool # MA4842, 5.50%, 12/1/2052	7,022	6,970
Pool # MA5216, 6.00%, 12/1/2053	19,417	19,631
Pool # MA5328, 6.00%, 4/1/2054	4,499	4,545
FNMA, Other
Pool # BF0125, 4.00%, 7/1/2056	7,772	7,139
Pool # BF0144, 3.50%, 10/1/2056	4,577	4,048
Pool # BF0184, 4.00%, 2/1/2057	2,304	2,116
Pool # BF0263, 3.50%, 5/1/2058	4,532	4,008
GNMA II, 30 Year
Pool # MA8201, 4.50%, 8/20/2052	3,111	2,954
Pool # 787548, 5.50%, 9/20/2054	22,409	22,318
Total Mortgage-Backed Securities (Cost $400,320)		387,753
Commercial Mortgage-Backed Securities — 6.2%
BHMS Series 2018-ATLS, Class A, 5.88%, 7/15/2035 (a) (g)	500	500
BX
Series 2021-MFM1, Class D, 5.94%, 1/15/2034 (a) (g)	1,400	1,397
Series 2021-MFM1, Class E, 6.69%, 1/15/2034 (a) (g)	1,782	1,776
BX Commercial Mortgage Trust Series 2024-MF, Class B, 6.02%, 2/15/2039 (a) (g)	708	709
Citigroup Commercial Mortgage Trust
Series 2015-GC29, Class C, 4.04%, 4/10/2048 (g)	3,600	3,267
Series 2015-GC31, Class C, 3.94%, 6/10/2048 (g)	530	107
Series 2015-GC33, Class B, 4.57%, 9/10/2058 (g)	3,500	3,274
Commercial Mortgage Trust
Series 2014-CR14, Class B, 3.71%, 2/10/2047 (g)	2,519	2,419
Series 2014-UBS3, Class B, 4.31%, 6/10/2047	2,000	1,747
Series 2014-CR19, Class D, 4.51%, 8/10/2047 (a) (g)	1,240	1,189
Series 2014-UBS5, Class C, 4.72%, 9/10/2047 (g)	2,750	2,530
Series 2014-CR20, Class C, 4.67%, 11/10/2047 (g)	501	484
Series 2014-CR21, Class D, 4.16%, 12/10/2047 (a) (g)	95	94
Series 2015-LC21, Class D, 4.31%, 7/10/2048 (g)	1,000	895
Series 2015-CR25, Class B, 4.50%, 8/10/2048 (g)	5,899	5,854
Series 2015-CR26, Class B, 4.51%, 10/10/2048 (g)	2,550	2,491

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2015-PC1, Class B, 4.34%, 7/10/2050 (g)	3,150	3,059
CSAIL Commercial Mortgage Trust Series 2015-C4, Class E, 3.57%, 11/15/2048 (g)	2,973	2,799
FHLMC, Multi-Family Structured Credit Risk Series 2021-MN1, Class M1, 6.32%, 1/25/2051 (a) (g)	252	251
FHLMC, Multi-Family Structured Pass-Through Certificates
Series KC06, Class X1, IO, 0.88%, 6/25/2026 (g)	34,181	203
Series K734, Class X3, IO, 2.16%, 7/25/2026 (g)	35,700	597
Series KC05, Class X1, IO, 1.20%, 6/25/2027 (g)	24,762	371
Series K068, Class X1, IO, 0.41%, 8/25/2027 (g)	225,247	1,788
Series K739, Class X1, IO, 1.18%, 9/25/2027 (g)	60,256	1,187
Series K078, Class X1, IO, 0.08%, 6/25/2028 (g)	47,937	165
Series K090, Class X3, IO, 2.31%, 10/25/2029 (g)	32,598	2,609
Series K112, Class X1, IO, 1.43%, 5/25/2030 (g)	24,699	1,431
Series Q012, Class X, IO, 4.02%, 9/25/2035 (g)	11,211	1,687
Series K061, Class X3, IO, 1.98%, 12/25/2044 (g)	2,775	78
Series K070, Class X3, IO, 2.04%, 12/25/2044 (g)	16,537	774
Series K072, Class X3, IO, 2.14%, 12/25/2045 (g)	1,200	61
Series K087, Class X3, IO, 2.28%, 1/25/2046 (g)	13,786	971
Series K097, Class X3, IO, 2.02%, 9/25/2046 (g)	20,477	1,498
Series K104, Class X3, IO, 1.89%, 2/25/2047 (g)	25,300	1,920
Series K088, Class X3, IO, 2.35%, 2/25/2047 (g)	9,575	724
Series K735, Class X3, IO, 2.15%, 5/25/2047 (g)	40,532	799
Series K093, Class X3, IO, 2.21%, 5/25/2047 (g)	50,000	3,798
Series K095, Class X3, IO, 2.10%, 8/25/2047 (g)	25,000	1,895
Series K736, Class X3, IO, 2.00%, 9/25/2047 (g)	50,000	1,057
Series K099, Class X3, IO, 1.95%, 10/25/2047 (g)	13,745	967
Series K105, Class X3, IO, 1.92%, 3/25/2048 (g)	40,058	3,198
Series K111, Class X3, IO, 3.18%, 4/25/2048 (g)	15,644	2,087
Series K110, Class X3, IO, 3.37%, 6/25/2048 (g)	15,544	2,133
Series K114, Class X3, IO, 2.74%, 8/25/2048 (g)	10,750	1,208
Series K115, Class X3, IO, 2.96%, 9/25/2048 (g)	21,273	2,631
Series K125, Class X3, IO, 2.65%, 2/25/2049 (g)	15,690	1,930
FNMA ACES
Series 2020-M10, Class X1, IO, 1.77%, 12/25/2030 (g)	46,348	2,784
Series 2020-M37, Class X, IO, 0.99%, 4/25/2032 (g)	65,814	2,499
FREMF Series 2018-KF46, Class B, 6.42%, 3/25/2028 (a) (g)	11	11
FREMF Mortgage Trust
Series 2017-KF38, Class B, 6.97%, 9/25/2024 (a) (g)	59	59
Series 2018-KF53, Class B, 6.52%, 10/25/2025 (g)	369	366
Series 2019-KC03, Class B, 4.33%, 1/25/2026 (a) (g)	5,000	4,916
Series 2019-KF60, Class B, 6.82%, 2/25/2026 (a) (g)	632	625
Series 2019-KF62, Class B, 6.52%, 4/25/2026 (a) (g)	212	206
Series 2019-KC06, Class B, 3.82%, 9/25/2026 (a) (g)	7,600	7,289
Series 2018-K82, Class X2A, IO, 0.10%, 9/25/2028 (a)	97,471	250
Series 2018-K82, Class D, PO, 10/25/2028 (a)	9,393	7,136
Series 2018-K82, Class X2B, IO, 0.10%, 10/25/2028 (a)	24,695	72
Series 2019-KC07, Class C, 3.63%, 10/25/2029 (a) (g)	4,700	3,839
Series 2020-K107, Class D, 3.51%, 2/25/2030 (a) (g)	7,500	5,968
Series 2017-K68, Class D, PO, 10/25/2049 (a)	8,000	6,580

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2018-K83, Class D, PO, 11/25/2051 (a)	6,900	5,103
Series 2020-K113, Class D, PO, 5/25/2053 (a)	9,000	5,771
Series 2020-K115, Class D, PO, 9/25/2053 (a)	7,500	5,076
Series 2020-K115, Class X2A, IO, 0.10%, 9/25/2053 (a)	80,926	318
Series 2020-K115, Class X2B, IO, 0.10%, 9/25/2053 (a)	18,200	75
Series 2020-K118, Class D, PO, 10/25/2053 (a)	7,500	4,879
Series 2020-K118, Class X2A, IO, 0.10%, 10/25/2053 (a)	81,997	326
Series 2020-K118, Class X2B, IO, 0.10%, 10/25/2053 (a)	16,750	70
Series 2020-K739, Class D, PO, 11/25/2053 (a)	7,000	5,657
Series 2020-K739, Class X2A, IO, 0.10%, 11/25/2053 (a)	68,295	115
Series 2020-K739, Class X2B, IO, 0.10%, 11/25/2053 (a)	17,500	33
FREMF Trust Series 2018-KW04, Class C, PO, 12/25/2032 (a)	5,000	3,173
GAM Re-REMIC Trust Series 2022-FRR3, Class BK61, PO, 11/27/2049 ‡ (a)	4,200	3,792
GS Mortgage Securities Trust
Series 2017-GS5, Class D, 3.51%, 3/10/2050 (a) (g)	2,250	514
Series 2015-GC30, Class C, 3.99%, 5/10/2050 (g)	3,695	3,290
Independence Plaza Trust Series 2018-INDP, Class C, 4.16%, 7/10/2035 (a)	3,500	3,469
JPMBB Commercial Mortgage Securities Trust
Series 2015-C30, Class C, 4.22%, 7/15/2048 (g)	7,732	5,976
Series 2015-C31, Class B, 4.60%, 8/15/2048 (g)	4,410	4,145
Series 2015-C31, Class C, 4.60%, 8/15/2048 (g)	3,360	2,688
Series 2016-C1, Class D1, 4.20%, 3/17/2049 (a) (g)	4,600	4,001
JPMCC Commercial Mortgage Securities Trust Series 2017-JP5, Class D, 4.49%, 3/15/2050 (a) (g)	3,725	2,761
JPMorgan Chase Commercial Mortgage Securities Trust Series 2013-C16, Class D, 4.88%, 12/15/2046 (a) (g)	846	797
Life Mortgage Trust Series 2021-BMR, Class C, 5.54%, 3/15/2038 (a) (g)	300	298
MHC Commercial Mortgage Trust Series 2021-MHC, Class D, 6.04%, 4/15/2038 (a) (g)	1,800	1,799
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C24, Class D, 3.26%, 5/15/2048 (a)	3,150	2,763
Series 2015-C24, Class C, 4.29%, 5/15/2048 (g)	2,060	1,997
Series 2016-C31, Class B, 3.88%, 11/15/2049 (g)	2,577	2,408
Series 2015-C23, Class D, 4.12%, 7/15/2050 (a) (g)	2,000	1,894
Morgan Stanley Capital I Trust
Series 2015-MS1, Class B, 4.01%, 5/15/2048 (g)	5,450	5,223
Series 2020-HR8, Class XA, IO, 1.78%, 7/15/2053 (g)	18,709	1,345
MRCD MARK Mortgage Trust
Series 2019-PARK, Class A, 2.72%, 12/15/2036 (a)	6,960	6,182
Series 2019-PARK, Class B, 2.72%, 12/15/2036 (a)	6,000	5,014
Series 2019-PARK, Class D, 2.72%, 12/15/2036 (a)	2,000	1,474
Series 2019-PARK, Class E, 2.72%, 12/15/2036 (a)	7,500	5,230
Multi-Family Connecticut Avenue Securities Trust
Series 2019-01, Class M10, 7.69%, 10/25/2049 (a) (g)	3,814	3,836
Series 2020-01, Class M10, 8.19%, 3/25/2050 (a) (g)	3,686	3,740
PRM5 Trust
Series 2025-PRM5, Class C, 5.00%, 3/10/2033 (a) (g)	310	307
Series 2025-PRM5, Class D, 5.62%, 3/10/2033 (a) (g)	220	218
ROCK Trust Series 2024-CNTR, Class A, 5.39%, 11/13/2041 (a)	3,009	3,047
SG Commercial Mortgage Securities Trust Series 2016-C5, Class B, 3.93%, 10/10/2048	275	262

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
STWD Mortgage Trust (Cayman Islands)
Series 2021-LIH, Class B, 6.10%, 11/15/2036 (a) (g)	3,600	3,582
Series 2021-LIH, Class C, 6.40%, 11/15/2036 (a) (g)	2,200	2,183
Velocity Commercial Capital Loan Trust Series 2018-2, Class A, 4.05%, 10/26/2048 (a) (g)	637	619
Wells Fargo Commercial Mortgage Trust
Series 2015-C27, Class C, 3.89%, 2/15/2048	2,496	2,198
Series 2015-C29, Class C, 4.22%, 6/15/2048 (g)	3,750	3,646
Series 2018-C43, Class A3, 3.75%, 3/15/2051	586	571
Series 2015-LC22, Class D, 4.54%, 9/15/2058 (g)	10,106	8,293
WFRBS Commercial Mortgage Trust
Series 2013-C11, Class B, 3.71%, 3/15/2045 (g)	36	36
Series 2014-C22, Class C, 3.62%, 9/15/2057 (g)	8,583	6,907
Series 2014-C22, Class D, 3.76%, 9/15/2057 (a) (g)	1,000	384
Series 2014-C22, Class B, 4.37%, 9/15/2057 (g)	3,000	2,722
Total Commercial Mortgage-Backed Securities (Cost $278,610)		255,416
Foreign Government Securities — 1.2%
Arab Republic of Egypt 7.60%, 3/1/2029 (d)	5,550	5,442
Benin Government Bond 7.96%, 2/13/2038 (a)	1,420	1,294
Commonwealth of the Bahamas 6.00%, 11/21/2028 (d)	1,400	1,354
Dominican Republic Government Bond
4.50%, 1/30/2030 (a)	3,040	2,858
7.05%, 2/3/2031 (a)	1,140	1,183
Federal Republic of Nigeria 6.50%, 11/28/2027 (d)	3,600	3,486
Hashemite Kingdom of Jordan
4.95%, 7/7/2025 (d)	1,300	1,296
6.13%, 1/29/2026 (d)	2,800	2,800
Islamic Republic of Pakistan
6.00%, 4/8/2026 (d)	800	779
6.88%, 12/5/2027 (d)	2,500	2,320
7.38%, 4/8/2031 (a)	800	681
Istanbul Metropolitan Municipality 10.50%, 12/6/2028 (a)	2,030	2,160
Lebanese Republic 6.38%, 3/9/2020 (d) (f)	4,362	755
Republic of Angola
9.50%, 11/12/2025 (d)	900	899
8.25%, 5/9/2028 (d)	2,000	1,798
Republic of Cote d'Ivoire
6.38%, 3/3/2028 (d)	1,551	1,540
5.75%, 12/31/2032 (d) (h)	223	208
7.63%, 1/30/2033 (a)	1,890	1,822
8.08%, 4/1/2036 (a)	2,174	2,049
Republic of Ecuador 6.90%, 7/31/2030 (d) (h)	3,000	2,326
Republic of El Salvador
8.63%, 2/28/2029 (d)	1,600	1,653
9.25%, 4/17/2030 (d)	1,150	1,202
Republic of Honduras 8.63%, 11/27/2034 (a)	600	608
Republic of Iraq 5.80%, 1/15/2028 (d)	1,851	1,817
Republic of Senegal 6.25%, 5/23/2033 (d)	2,000	1,434

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
Republic of South Africa 7.10%, 11/19/2036 (a)	2,385	2,309
Republic of Turkiye (The) 7.13%, 2/12/2032	600	587
Suriname Government International Bond 7.95%, 7/15/2033 (c) (d)	1,218	1,133
Total Foreign Government Securities (Cost $51,487)		47,793
Loan Assignments — 0.5% (b) (i)
Automobile Components — 0.0% ^
Adient US LLC, 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 2.25%), 6.58%, 1/31/2031	698	694
Beverages — 0.1%
Primo Brands Corp., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.25%), 6.55%, 3/31/2028	1,906	1,905
Building Products — 0.0% ^
EMRLD Borrower LP, 1st Lien Term Loan B (6-MONTH CME TERM SOFR + 2.50%), 6.93%, 5/31/2030	1,076	1,070
Construction & Engineering — 0.0% ^
Osmose Utilities Services, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.25%), 7.69%, 6/23/2028	1,247	1,244
Containers & Packaging — 0.0% ^
Graham Packaging Co., Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.50%), 6.83%, 8/4/2027	1,021	1,021
Electrical Equipment — 0.0% ^
Vertiv Group Corp., 1st Lien Term Loan B-3 (1-MONTH CME TERM SOFR + 1.75%), 6.07%, 3/2/2027	1,051	1,050
Ground Transportation — 0.1%
First Student Bidco, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.50%), 6.80%, 7/21/2028	1,756	1,756
First Student Bidco, Inc., 1st Lien Term Loan C (3-MONTH CME TERM SOFR + 2.50%), 6.80%, 7/21/2028	537	537
Genesee & Wyoming, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 1.75%), 6.05%, 4/10/2031	997	992
		3,285
Health Care Providers & Services — 0.0% ^
Phoenix Newco, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.50%), 6.83%, 11/15/2028	1,035	1,034
IT Services — 0.1%
MH Sub I LLC, 1st Lien Term Loan
(1-MONTH CME TERM SOFR + 4.25%), 8.57%, 5/3/2028	1,183	1,134
(1-MONTH CME TERM SOFR + 4.25%), 8.58%, 12/31/2031	800	728
		1,862
Oil, Gas & Consumable Fuels — 0.0% ^
Buckeye Partners LP, 1st Lien Term Loan B-6 (1-MONTH CME TERM SOFR + 1.75%), 6.08%, 11/22/2030	675	675
Passenger Airlines — 0.0% ^
AAdvantage Loyalty IP Ltd., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.25%), 6.52%, 4/20/2028	688	680
Professional Services — 0.1%
WEC US Holdings, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.25%), 6.57%, 1/27/2031	1,340	1,337
Software — 0.1%
Central Parent LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.25%), 7.55%, 7/6/2029	696	619
UKG, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.00%), 7.33%, 2/10/2031	988	989
		1,608

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
Specialty Retail — 0.0% ^
White Cap Supply Holdings LLC, 1st Lien Term Loan C (1-MONTH CME TERM SOFR + 3.25%), 7.58%, 10/19/2029	1,057	1,045
Total Loan Assignments (Cost $18,775)		18,510
Municipal Bonds — 0.1% (g) (j)
California — 0.1%
California Housing Finance Agency Series 2021-1, Class X, Rev., 0.80%, 11/20/2035 (Cost $2,049)	51,529	2,225
	SHARES (000)
Common Stocks — 0.0% ^
Distributors — 0.0% ^
Incora Intermediate II LLC ‡ *	13	268
Oil, Gas & Consumable Fuels — 0.0% ^
Gulfport Energy Corp. *	4	777
Specialty Retail — 0.0% ^
Rite Aid ‡ *	1	— (e)
Wireless Telecommunication Services — 0.0% ^
Intelsat SA (Luxembourg) ‡ *	15	606
Total Common Stocks (Cost $753)		1,651
Short-Term Investments — 2.8%
Investment Companies — 2.6%
JPMorgan Prime Money Market Fund Class IM Shares, 4.38% (k) (l) (Cost $108,537)	108,527	108,548
	PRINCIPAL AMOUNT ($000)
U.S. Treasury Obligations — 0.2%
U.S. Treasury Bills, 4.25%, 7/24/2025 (m) (n) (Cost $9,123)	9,179	9,123
Total Short-Term Investments (Cost $117,660)		117,671
Total Investments — 99.3% (Cost $4,176,995)		4,127,863
Other Assets in Excess of Liabilities — 0.7%		29,646
NET ASSETS — 100.0%		4,157,509

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of May 31, 2025.

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
CIFC	Commercial Industrial Finance Corp.
CLO	Collateralized Loan Obligations
CME	Chicago Mercantile Exchange
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
IF
Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of May 31, 2025. The rate may be subject to a cap and floor.

IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

PIK	Payment In Kind
PO
Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
Re-REMIC	Combined Real Estate Mortgage Investment Conduit
Rev.	Revenue
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate
STRIPS
Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

UMBS	Uniform Mortgage-Backed Securities

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of May 31, 2025.
(c)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(d)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(e)	Value is zero.
(f)	Defaulted security.
(g)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2025.

(h)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of May 31, 2025.

(i)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(j)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(k)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(l)	The rate shown is the current yield as of May 31, 2025.
(m)	The rate shown is the effective yield as of May 31, 2025.
(n)	All or a portion of this security is deposited with the broker as initial margin for futures contracts or centrally cleared swaps.
Futures contracts outstanding as of May 31, 2025 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 2 Year Note	3,324	09/30/2025	USD	689,782	931
U.S. Treasury 5 Year Note	5,355	09/30/2025	USD	579,930	3,139
					4,070

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Short Contracts
U.S. Treasury 10 Year Note	(1,095)	09/19/2025	USD	(121,442)	(1,071)
U.S. Treasury 10 Year Ultra Note	(897)	09/19/2025	USD	(101,193)	(1,243)
U.S. Treasury Long Bond	(286)	09/19/2025	USD	(32,354)	(669)
U.S. Treasury Ultra Bond	(82)	09/19/2025	USD	(9,538)	(219)
(3,202)
868

Abbreviations
USD	United States Dollar

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at May 31, 2025.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$823,809	$20,748	$844,557
Collateralized Mortgage Obligations	—	507,963	7,717	515,680
Commercial Mortgage-Backed Securities	—	251,624	3,792	255,416
Common Stocks
Distributors	—	—	268	268
Oil, Gas & Consumable Fuels	777	—	—	777
Specialty Retail	—	—	— (a)	— (a)
Wireless Telecommunication Services	—	—	606	606
Total Common Stocks	777	—	874	1,651
Corporate Bonds
Aerospace & Defense	—	3,729	226	3,955
Automobile Components	—	6,863	—	6,863
Automobiles	—	24,906	—	24,906
Banks	—	756,595	—	756,595
Beverages	—	9,096	—	9,096
Biotechnology	—	8,556	—	8,556
Broadline Retail	—	1,588	—	1,588
Building Products	—	4,145	—	4,145
Capital Markets	—	205,760	—	205,760
Chemicals	—	9,877	—	9,877
Commercial Services & Supplies	—	23,040	—	23,040
Communications Equipment	—	1,272	—	1,272
Construction & Engineering	—	4,009	—	4,009
Consumer Finance	—	57,889	—	57,889
Consumer Staples Distribution & Retail	—	4,593	— (b)	4,593
Containers & Packaging	—	14,850	—	14,850
Diversified Consumer Services	—	639	—	639
Diversified Telecommunication Services	—	15,997	—	15,997
Electric Utilities	—	36,573	—	36,573
Electronic Equipment, Instruments & Components	—	581	—	581
Energy Equipment & Services	—	2,265	—	2,265
Entertainment	—	2,458	—	2,458
Financial Services	—	26,505	2,675	29,180
Food Products	—	18,941	—	18,941
Ground Transportation	—	4,680	—	4,680
Health Care Equipment & Supplies	—	10,898	—	10,898
Health Care Providers & Services	—	34,090	—	34,090
Hotel & Resort REITs	—	1,447	—	1,447
Hotels, Restaurants & Leisure	—	21,631	—	21,631
Household Durables	—	10,077	—	10,077
Household Products	—	2,115	—	2,115
Independent Power and Renewable Electricity Producers	—	10,163	—	10,163

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Industrial REITs	$—	$6,239	$—	$6,239
Insurance	—	26,985	—	26,985
IT Services	—	476	4,000	4,476
Leisure Products	—	563	—	563
Machinery	—	3,021	—	3,021
Media	—	31,881	—	31,881
Metals & Mining	—	6,326	—	6,326
Mortgage Real Estate Investment Trusts (REITs)	—	9,948	—	9,948
Multi-Utilities	—	4,236	—	4,236
Oil, Gas & Consumable Fuels	—	65,792	—	65,792
Passenger Airlines	—	4,662	—	4,662
Personal Care Products	—	1,064	—	1,064
Pharmaceuticals	—	3,437	—	3,437
Real Estate Management & Development	—	742	—	742
Residential REITs	—	7,904	—	7,904
Semiconductors & Semiconductor Equipment	—	2,313	—	2,313
Software	—	1,444	—	1,444
Specialized REITs	—	681	—	681
Specialty Retail	—	5,642	— (b)	5,642
Technology Hardware, Storage & Peripherals	—	2,163	—	2,163
Tobacco	—	10,149	—	10,149
Trading Companies & Distributors	—	4,240	—	4,240
Wireless Telecommunication Services	—	1,462	—	1,462
Total Corporate Bonds	—	1,537,198	6,901	1,544,099
Foreign Government Securities	—	47,793	—	47,793
Loan Assignments	—	18,510	—	18,510
Mortgage-Backed Securities	—	387,753	—	387,753
Municipal Bonds	—	2,225	—	2,225
U.S. Treasury Obligations	—	392,508	—	392,508
Short-Term Investments
Investment Companies	108,548	—	—	108,548
U.S. Treasury Obligations	—	9,123	—	9,123
Total Short-Term Investments	108,548	9,123	—	117,671
Total Investments in Securities	$109,325	$3,978,506	$40,032	$4,127,863
Appreciation in Other Financial Instruments
Futures Contracts	$4,070	$—	$—	$4,070
Depreciation in Other Financial Instruments
Futures Contracts	$(3,202)	$—	$—	$(3,202)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$868	$—	$—	$868

(a)	Value is zero.
(b)	Amount rounds to less than one thousand.
The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
	Balance as of February 28, 2025	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of May 31, 2025
Investments in Securities:
Asset-Backed Securities	$15,385	$—	$(84)	$2	$6,115	$(670)	$—	$—	$20,748
Collateralized Mortgage Obligations	3,059	—	(6)	2	5,798	—	—	(1,136)	7,717
Commercial Mortgage-Backed Securities	—	—	(9)	3	3,798	—	—	—	3,792
Common Stocks	525	—	133	—	216	—	—	—	874
Corporate Bonds	502	(551)	466	6	6,874	(396)	—	—	6,901
Total	$19,471	$(551)	$500	$13	$22,801	$(1,066)	$—	$(1,136)	$40,032

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
The changes in net unrealized appreciation (depreciation) attributable to securities owned at May 31, 2025, which were valued using significant unobservable inputs (level 3) amounted to $(51).
There were no significant transfers into or out of level 3 for the period ended May 31, 2025.
The significant unobservable inputs used in the fair value measurement of the Fund's investments are listed below. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, liquidity discount, probability of default, yield and default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.
Quantitative Information about Level 3 Fair Value Measurements #
	Fair Value at May 31, 2025	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$8,469	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 90.00% (8.32%)
			Yield (Discount Rate of Cash Flows)	5.83% - 6.69% (6.45%)
Asset-Backed Securities	8,469
	1,929	Discounted Cash Flow	Constant Prepayment Rate	90.00% (90.00%)
			Yield (Discount Rate of Cash Flows)	5.77% (5.77%)
Collateralized Mortgage Obligations	1,929
	- (b )	Terms of Restructuring	Expected Recovery	0.00% (0.00%)

Corporate Bonds	- (b )
Total	$10,398

#
The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At May 31, 2025, the value of these investments was $29,634. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
(b)	Amount rounds to less than one thousand.
B. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)

For the period ended May 31, 2025
Security Description	Value at February 28, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2025	Shares at May 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.38% (a) (b)	$104,091	$538,834	$534,366	$(6)	$(5)	$108,548	108,527	$1,190	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2025.